UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24005

Thornburg ETF Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders

(a) The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Core Plus Bond ETF Tailored Shareholder Report

Thornburg Core Plus Bond ETF TICKER: TPLS | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from February 4, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 . This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the period from the Fund’s inception on February 4, 2025 to August 31, 2025.

Top contributors to performance relative to the Index were yield curve positioning within corporate bonds and security selection within sub-investment grade bonds due to a rally in securities with lower credit ratings.

Yield curve positioning within U.S. Treasury securities was the top detractor to relative performance during the period.The Fund maintained an overweight allocation to securities with longer duration relative to the Index and interest rates on the long end of the U.S. Treasury curve rose as the yield curve steepened on economic optimism.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/ecb/TPLS or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$26.00	0.45%

Fund costs may be higher for a full one-year period.

Thornburg Core Plus Bond ETF Tailored Shareholder Report	8/31/25 TH6458

Annual Performance	Since Inception ( 02/04/2025 )
Core Plus Bond ETF	3.79%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.17%

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Millions)	$ 19.0 M
Number of Holdings	276
Annual Portfolio Turnover	22.11%
Total Advisory Fee	$41,330

What did the Fund invest in?

(as of August 31, 2025)

Credit Quality Ratings	(%)
U.S. Government	46.3
AAA	9.5
AA	2.8
A	11.2
BBB	18.3
Below Invest. Grade	7.4
NR	2.2
Cash Equivalents & Other	2.3

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg Multi Sector Bond ETF Tailored Shareholder Report

Thornburg Multi Sector Bond ETF TICKER: TMB | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from February 4, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 . This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the period from the Fund’s inception on February 4, 2025 to August 31, 2025.

Top contributors to the Fund’s performance relative to the Index were yield curve positioning within corporate bonds, U.S. Treasuries, and securities with A and BBB credit ratings. Additionally, the Fund’s underweight allocation to U.S. government securities and overweight allocation to securities with a BB credit rating enhanced performance.

The Fund’s security selection based on duration positioning was the top detractor to relative performance for the period. The average duration of securities held by the Fund was approximately 1.5 years shorter than the Index and interest rates generally fell as the yield curve steepened on economic optimism.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/emb/TMB or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$32.00	0.55%

Fund costs may be higher for a full one-year period.

Thornburg Multi Sector Bond ETF Tailored Shareholder Report	8/31/25 TH6459

Annual Performance	Since Inception ( 02/04/2025 )
Multi Sector Bond ETF	4.52%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.17%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.33%

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Millions)	$ 76.5 M
Number of Holdings	384
Annual Portfolio Turnover	22.80%
Total Advisory Fee	$0.1M

What did the Fund invest in?

(as of August 31, 2025)

Fixed Income Credit Quality	(%)
U.S. Government	28.4
AAA	14.3
AA	3.5
A	11.8
BBB	22.4
Below Invest. Grade	15.6
NR	2.9
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg International Equity ETF Tailored Shareholder Report

Thornburg International Equity ETF TICKER: TXUE | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity ETF for the period from January 21, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 . This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 21, 2025 to August 31, 2025.

Compelling international valuations and supportive fiscal and monetary policies drew global investment flows.

The Fund’s sector allocations in utilities, consumer discretionary, and materials led performance relative to the Index, while allocations to consumer staples, energy, and cash were detriments to relative performance. By geography, stock selection in Germany and the Netherlands topped contributions to relative performance, while selection effects in France and Japan were the leading detractors to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eie/TXUE or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$44.00	0.65%

Fund costs may be higher for a full one-year period.

Thornburg International Equity ETF Tailored Shareholder Report	8/31/25 TH6456

Annual Performance	Since Inception ( 01/21/2025 )
International Equity ETF	19.88%
MSCI EAFE Net Total Return USD Index	19.51%

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Millions)	$ 220.6 M
Number of Holdings	50
Annual Portfolio Turnover	11.62%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of August 31, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.8
Large Cap (>$12 B)	96.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg International Growth ETF Tailored Shareholder Report

Thornburg International Growth ETF TICKER: TXUG | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth ETF for the period from January 22, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 . This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 22, 2025 to August 31, 2025.

Investment selection based on a value factor continued to materially lead versus core and growth styles in international securities, creating a headwind to growth-oriented mandates.

By geography, the Fund’s allocation to Brazil contributed to performance relative to the Index, while allocation to the United States detracted. From a sector perspective, stock selection in consumer discretionary and utilities enhanced relative performance. In contrast, the Fund’s underweight allocation to industrials, overweight allocation in information technology, and stock selection in both were the lead detractors to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eig/TXUG or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$43.00	0.70%

Fund costs may be higher for a full one-year period.

Thornburg International Growth ETF Tailored Shareholder Report	8/31/25 TH6457

Annual Performance	Since Inception ( 01/22/2025 )
International Growth ETF	2.48%
MSCI EAFE Net Total Return USD Index	11.21%

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Millions)	$ 5.1 M
Number of Holdings	44
Annual Portfolio Turnover	24.84%
Total Advisory Fee	$20,283

What did the Fund invest in?

(as of August 31, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	13.1
Large Cap (>$12 B)	80.9

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since January 22, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

(b) Not applicable.

Item 2. Code of Ethics

Thornburg ETF Trust (the “Trust”) has adopted a code of ethics described in Item 2 of Form N-CSR. A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Trust has not made any substantive amendments to its code of ethics during the period covered by this report, nor has the Trust granted any waivers from any provisions of its code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert

The Trustees of the Trust have determined that four members of the Trust’s audit committee, Lisa Black, Sally Corning, James Weyhrauch, and Patrick Talamantes, are each audit committee financial experts as defined in Item 3 of Form N-CSR. Ms. Black, Ms. Corning, Mr. Weyhrauch, and Mr. Talamantes are each independent for purposes of Item 3 of Form N-CSR. The Trustees’ determinations in this regard were based upon their current understandings of the definition of “audit committee financial expert” and current interpretations of the definition. The Trustees call attention to the lack of clarity in the definition, and that shareholders and prospective investors may wish to evaluate independently this definition and the qualifications of the Trust’s audit committee. The definition of “audit committee financial expert,” together with comments on the definition, is set forth in the Securities and Exchange Commission’s website (www.sec.gov).

Item 4. Principal Accountant Fees and Services

Below are the amount of fees that PricewaterhouseCoopers LLP (“PWC”), the Trust’s registered independent public accounting firm, billed to the Trust during the Trust’s fiscal year ended August 31, 2025. The Trust was not in operation during the previous fiscal year, as such no information is presented.

(a)	Audit Fees

The aggregate fees billed to the Trust in the last fiscal year ended August 31, 2025 for the audit of the Trust’s financial statements and for services that are normally provided by PWC, registered independent public accounting firm, in connection with statutory and regulatory filings or requirements was $0.

(b)	Audit-Related Fees

The fees billed to the Trust by PWC in the last fiscal year ended August 31, 2025 for assurance and related services that are reasonably related to the audit or review of the Trust’s financial statements (and that are not reflected in “Audit Fees,” above) was $0.

(c)	Tax Fees

The fees billed to the Trust by PWC in the last fiscal year ended August 31, 2025 for professional services rendered by PWC for tax compliance, tax advice or tax planning, including amounts paid in connection with filing foreign tax reclaims, was $0.

(d)	All Other Fees

The fees billed to the Trust by PWC in the last fiscal year ended August 31, 2025 for all other services rendered by PWC to the Trust was $0.

(e)	Audit Committee Pre-Approval Policies and Procedures

As of September 30, 2024, the Trust’s Audit Committee has not adopted pre-approval policies and procedures.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by PWC to the Trust for the fiscal year ended August 31, 2025 was $0. PWC performs no services for the investment advisor, the Funds’ principal underwriter or any other person controlling, controlled by, or under common control with the investment advisor which provides ongoing services to the Funds, and accordingly PWC did not bill any non-audit fees to those persons.

(h)	Not applicable

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Thornburg International Equity ETF

Thornburg International Growth ETF

ANNUAL FINANCIAL STATEMENTS | AUGUST 31, 2025

THORNBURG ETF TRUST

Fixed Income

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Equity

Thornburg International Equity ETF

Thornburg International Growth ETF

Annual Financial Statements | August 31, 2025

Investments carry risks, including possible loss of principal. Investments in equity securities are subject to additional risks, such as greater market fluctuations. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. This effect is more pronounced for longer-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Investments in lower rated and unrated bonds may be more sensitive to default, downgrades, and market volatility; these investments may also be less liquid than higher rated bonds. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

Annual Financial Statements | 3

Schedule of Investments

Thornburg Core Plus Bond ETF | August 31, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 9.3%

	AUTO RECEIVABLES — 4.5%
[a]	ACM Auto Trust, Series 2023-2A Class B, 9.85% due 6/20/2030	$75,767	$76,988
[a]	American Credit Acceptance Receivables Trust, Series 2024-4 Class A, 4.81% due 3/13/2028	12,393	12,402
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class B, 6.632% due 7/26/2032	33,943	34,464
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class C, 1.53% due 3/10/2027	145,000	142,712
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	75,000	75,475
	Exeter Automobile Receivables Trust, Series 2022-5A Class C, 6.51% due 12/15/2027	8,481	8,495
[a]	First Investors Auto Owner Trust, Series 2022-1A Class C, 3.13% due 5/15/2028	53,740	53,500
[a]	Flagship Credit Auto Trust, Series 2022-1 Class C, 3.06% due 3/15/2028	61,214	60,825
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	39,750	39,626
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	45,000	45,370
[a]	Octane Receivables Trust, Series 2023-1A Class A, 5.87% due 5/21/2029	35,073	35,133
[a]	Onemain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	45,727	45,724
	Santander Drive Auto Receivables Trust, Series 2024-4 Class A3, 4.85% due 1/16/2029	100,000	100,255
[a]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	63,077	63,359
[a]	Wheels Fleet Lease Funding 1 LLC, Series 2023-2A Class A, 6.46% due 8/18/2038	53,285	54,010
			848,338
	CREDIT CARD — 0.6%
	BA Credit Card Trust, Series 2023-A1 Class A1, 4.79% due 5/15/2028	105,000	105,479
			105,479
	OTHER ASSET BACKED — 3.6%
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	100,000	100,709
[a]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	50,000	50,119
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	53,644	44,214
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	80,262	74,084
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	91,658	77,882
	Marlette Funding Trust,
[a]	Series 2021-3A Class D, 2.53% due 12/15/2031	81,104	80,608
[a]	Series 2023-2A Class B, 6.54% due 6/15/2033	21,351	21,374
	Mosaic Solar Loan Trust,
[a]	Series 2018-1A Class A, 4.01% due 6/22/2043	88,230	83,556
[a]	Series 2020-2A Class B, 2.21% due 8/20/2046	76,754	63,231
[a]	Pagaya AI Debt Trust, Series 2023-5 Class C, 9.099% due 4/15/2031	46,523	46,751
[a]	Retained Vantage Data Centers Issuer LLC, Series 2023-2A Class A2, 5.05% due 9/15/2048	50,000	49,840
			692,368
	STUDENT LOAN — 0.6%
[a,b]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.837% (TSFR1M + 1.51%) due 12/28/2048	75,268	75,972
[b]	SLM Student Loan Trust, Series 2012-1 Class A3, 5.413% (SOFR30A + 1.06%) due 9/25/2028	39,886	38,986
			114,958
	TOTAL ASSET BACKED SECURITIES (Cost $1,752,061)		1,761,143

	CORPORATE BONDS — 34.5%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
[b]	American Honda Finance Corp., 4.98% (SOFR + 0.62%) due 12/11/2026	38,000	38,026
	Hyundai Capital America,
[a]	4.30% due 9/24/2027	25,000	24,978
[a]	5.15% due 3/27/2030	25,000	25,536
			88,540

4 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	BANKS — 0.6%
	Banks — 0.6%
	Bank of New York Mellon Corp.,
[b]	4.975% (SOFR + 1.09%) due 3/14/2030	$25,000	$25,689
[b,c]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	10,000	9,708
[b]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	25,000	25,983
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	25,000	25,706
[b]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	25,000	25,913
			112,999
	CAPITAL GOODS — 1.0%
	Aerospace & Defense — 0.3%
[a]	BWX Technologies, Inc., 4.125% due 4/15/2029	25,000	24,121
[a]	TransDigm, Inc., 6.375% due 3/1/2029	25,000	25,607
	Machinery — 0.6%
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	25,000	24,051
[d]	nVent Finance SARL, 2.75% due 11/15/2031	25,000	22,213
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	41,000	41,175
	6.30% due 2/15/2030	25,000	26,457
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	25,000	26,425
			190,049
	COMMERCIAL & PROFESSIONAL SERVICES — 0.8%
	Commercial Services & Supplies — 0.7%
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	50,000	49,614
	CoreCivic, Inc., 8.25% due 4/15/2029	25,000	26,461
	Equifax, Inc.,
	3.25% due 6/1/2026	31,000	30,717
	5.10% due 12/15/2027	25,000	25,470
	Professional Services — 0.1%
[a]	Korn Ferry, 4.625% due 12/15/2027	25,000	24,690
			156,952
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.1%
	Specialty Retail — 0.1%
	Genuine Parts Co., 4.95% due 8/15/2029	25,000	25,504
			25,504
	CONSUMER DURABLES & APPAREL — 0.1%
	Leisure Products — 0.1%
	Polaris, Inc., 6.95% due 3/15/2029	25,000	26,477
			26,477
	CONSUMER SERVICES — 0.4%
	Diversified Consumer Services — 0.3%
	Service Corp. International, 5.75% due 10/15/2032	50,000	50,547
	Hotels, Restaurants & Leisure — 0.1%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	25,000	24,032
			74,579
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
[a]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25% due 3/15/2026	60,000	59,590
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	25,000	26,325
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	25,000	24,634
			110,549
	ENERGY — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	48,000	48,731
[a]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	10,000	10,634

See notes to financial statements.	Annual Financial Statements | 5

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d]	Ecopetrol SA, 8.375% due 1/19/2036	$20,000	$20,246
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	25,000	26,141
	Energy Transfer LP,
	5.20% due 4/1/2030	27,000	27,766
[a]	5.625% due 5/1/2027	70,000	69,995
	6.05% due 12/1/2026	23,000	23,446
[b,c]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	50,000	50,239
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	25,000	25,790
[a,d]	Parkland Corp., 5.875% due 7/15/2027	25,000	25,015
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	20,000	17,100
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	25,000	25,324
[a]	Sunoco LP, 7.25% due 5/1/2032	25,000	26,465
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	36,417
			433,309
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp., 4.90% due 3/15/2030	30,000	30,604
[a]	American Tower Trust #1, 3.652% due 3/15/2048	50,000	48,941
	Crown Castle, Inc.,
	4.90% due 9/1/2029	10,000	10,130
	5.80% due 3/1/2034	25,000	26,088
	Extra Space Storage LP,
	3.50% due 7/1/2026	25,000	24,786
	3.90% due 4/1/2029	33,000	32,512
[a]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	20,000	19,227
[a]	SBA Tower Trust, 1.631% due 5/15/2051	70,000	67,711
			259,999
	FINANCIAL SERVICES — 3.9%
	Capital Markets — 1.8%
	Blue Owl Credit Income Corp., 6.60% due 9/15/2029	25,000	25,983
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	25,000	25,325
[d]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	46,000	47,627
	Hercules Capital, Inc., 3.375% due 1/20/2027	74,000	72,289
	LPL Holdings, Inc.,
[a]	4.00% due 3/15/2029	35,000	34,238
	5.15% due 6/15/2030	30,000	30,594
	Main Street Capital Corp.,
	5.40% due 8/15/2028	50,000	50,218
	6.50% due 6/4/2027	25,000	25,559
	Nasdaq, Inc., 5.55% due 2/15/2034	25,000	26,059
	Consumer Finance — 0.3%
[b]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	25,000	25,758
[a]	FirstCash, Inc., 6.875% due 3/1/2032	25,000	25,957
	Financial Services — 1.5%
[b]	Bank of America Corp., 5.162% (SOFR + 1.00%) due 1/24/2031	43,000	44,384
	Citigroup, Inc.,
[b]	3.785% (SOFR + 1.94%) due 3/17/2033	33,000	31,043
[b]	4.542% (SOFR + 1.34%) due 9/19/2030	26,000	26,117
[b,c]	Series W, 4.00% (5-Yr. CMT + 3.60%) due 12/10/2025	37,000	36,724
[b]	JPMorgan Chase & Co., 5.14% (SOFR + 1.01%) due 1/24/2031	69,000	71,145
[b]	Morgan Stanley, 5.23% (SOFR + 1.11%) due 1/15/2031	43,000	44,367
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	25,000	26,266
	Mortgage Real Estate Investment Trusts — 0.3%
[a]	Lineage OP LP, 5.25% due 7/15/2030	18,000	18,154
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	50,000	51,627
			739,434

6 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	FOOD, BEVERAGE & TOBACCO — 1.1%
	Beverages — 0.5%
[d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	$25,000	$24,381
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	45,000	44,939
	4.60% due 5/15/2030	21,000	21,009
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	48,000	48,836
	Post Holdings, Inc.,
[a]	5.50% due 12/15/2029	10,000	9,977
[a]	6.25% due 2/15/2032	25,000	25,687
	Tobacco — 0.2%
	BAT Capital Corp., 7.75% due 10/19/2032	25,000	28,958
			203,787
	HEALTH CARE EQUIPMENT & SERVICES — 1.9%
	Health Care Equipment & Supplies — 0.1%
[a]	Hologic, Inc., 3.25% due 2/15/2029	25,000	23,885
	Health Care Providers & Services — 1.8%
	Centene Corp., 3.00% due 10/15/2030	25,000	22,105
[a]	Charles River Laboratories International, Inc., 4.25% due 5/1/2028	50,000	48,874
[a]	Highmark, Inc., 1.45% due 5/10/2026	73,000	71,303
	Humana, Inc.,
	3.95% due 3/15/2027	25,000	24,921
	5.55% due 5/1/2035	16,000	16,153
	Laboratory Corp. of America Holdings,
	4.35% due 4/1/2030	25,000	24,993
	4.55% due 4/1/2032	25,000	24,794
	Tenet Healthcare Corp., 6.75% due 5/15/2031	25,000	25,980
	Universal Health Services, Inc., 4.625% due 10/15/2029	72,000	71,772
			354,780
	INSURANCE — 4.9%
	Insurance — 4.9%
[a]	American National Global Funding, 5.55% due 1/28/2030	75,000	77,291
	Aon North America, Inc., 5.45% due 3/1/2034	70,000	72,243
[a]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	38,000	38,594
	Brown & Brown, Inc., 4.70% due 6/23/2028	19,000	19,190
	CNA Financial Corp., 5.125% due 2/15/2034	71,000	71,067
	CNO Financial Group, Inc., 6.45% due 6/15/2034	35,000	36,773
[a,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	25,000	25,559
[a]	Equitable America Global Funding, 4.95% due 6/9/2030	35,000	35,687
[a]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	35,000	35,892
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	25,000	25,792
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	65,000	67,605
	Globe Life, Inc., 5.85% due 9/15/2034	25,000	26,034
	Horace Mann Educators Corp., 7.25% due 9/15/2028	25,000	26,875
[a,d]	Intact Financial Corp., 5.459% due 9/22/2032	25,000	25,538
[a]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	52,000	52,492
[b,c]	MetLife, Inc., Series G, 3.85% (5-Yr. CMT + 3.58%) due 9/15/2025	45,000	44,921
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	25,000	25,839
[a]	NLG Global Funding, 5.40% due 1/23/2030	69,000	71,697
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	25,000	25,037
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	25,000	25,962
[a]	RGA Global Funding, 2.70% due 1/18/2029	30,000	28,373
	Stewart Information Services Corp., 3.60% due 11/15/2031	25,000	22,494
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	40,000	40,790
			921,745
	MATERIALS — 1.6%
	Containers & Packaging — 1.6%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	34,000	34,785
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	25,000	25,873

See notes to financial statements.	Annual Financial Statements | 7

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Ball Corp.,
	2.875% due 8/15/2030	$50,000	$45,223
	4.875% due 3/15/2026	25,000	24,969
[a,d]	CCL Industries, Inc., 3.05% due 6/1/2030	25,000	23,383
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	75,000	71,169
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	73,000	71,540
			296,942
	MEDIA & ENTERTAINMENT — 0.6%
	Media — 0.6%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	70,000	60,791
	Sirius XM Radio LLC,
[a]	3.125% due 9/1/2026	25,000	24,837
[a]	5.50% due 7/1/2029	25,000	25,009
			110,637
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc.,
	4.65% due 9/9/2026	25,000	25,056
	5.75% due 12/13/2027	16,000	16,455
			41,511
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
	Semiconductors & Semiconductor Equipment — 0.8%
	Broadcom, Inc.,
[a]	3.187% due 11/15/2036	25,000	20,799
	4.15% due 11/15/2030	38,000	37,626
	Micron Technology, Inc.,
	5.80% due 1/15/2035	21,000	21,709
	6.75% due 11/1/2029	25,000	27,125
[a]	Qorvo, Inc., 3.375% due 4/1/2031	50,000	45,583
			152,842
	SOFTWARE & SERVICES — 2.4%
	Information Technology Services — 0.7%
	Booz Allen Hamilton, Inc.,
[a]	3.875% due 9/1/2028	40,000	39,146
	5.95% due 4/15/2035	17,000	17,530
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	25,000	25,792
[a]	Science Applications International Corp., 4.875% due 4/1/2028	50,000	49,528
	Internet Software & Services — 0.2%
	VeriSign, Inc., 5.25% due 6/1/2032	32,000	32,683
	Software — 1.5%
[a,d]	Constellation Software, Inc., 5.158% due 2/16/2029	25,000	25,611
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	70,000	68,262
[a]	MSCI, Inc., 3.625% due 9/1/2030 - 11/1/2031	76,000	71,948
[a,d]	Open Text Corp., 3.875% due 12/1/2029	25,000	23,590
	Oracle Corp., 5.25% due 2/3/2032	41,000	42,156
	SS&C Technologies, Inc.,
[a]	5.50% due 9/30/2027	25,000	25,006
[a]	6.50% due 6/1/2032	25,000	25,945
			447,197
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.2%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	66,000	67,242
	Electronic Equipment, Instruments & Components — 1.5%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	25,000	23,924
	3.276% due 12/1/2028	34,000	32,766
[d]	Flex Ltd., 4.875% due 5/12/2030	38,000	38,395
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	40,000	40,403

8 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Vontier Corp., 2.40% due 4/1/2028	$25,000	$23,739
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	100,000	103,511
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	25,000	25,671
	Technology Hardware, Storage & Peripherals — 0.4%
	NetApp, Inc., 5.50% due 3/17/2032	70,000	72,469
			428,120
	TELECOMMUNICATION SERVICES — 0.4%
	Wireless Telecommunication Services — 0.4%
	T-Mobile USA, Inc., 5.125% due 5/15/2032	70,000	71,682
			71,682
	TRANSPORTATION — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.30% due 3/15/2027	25,000	25,367
			25,367
	UTILITIES — 6.6%
	Electric Utilities — 6.1%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	25,000	22,516
	Ameren Corp., 5.375% due 3/15/2035	26,000	26,445
	American Electric Power Co., Inc., 2.30% due 3/1/2030	50,000	45,741
	Black Hills Corp., 6.15% due 5/15/2034	25,000	26,477
[a]	Boston Gas Co., 3.757% due 3/16/2032	25,000	23,350
	Connecticut Light & Power Co., 4.95% due 8/15/2034	48,000	48,260
	DTE Energy Co.,
	5.20% due 4/1/2030	20,000	20,619
	5.85% due 6/1/2034	30,000	31,556
[b,d]	Emera, Inc., Series 16-A, 6.75% (SOFR + 5.44%) due 6/15/2076	55,000	55,432
[a]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	25,000	22,968
	Exelon Corp., 5.125% due 3/15/2031	74,000	76,244
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	10,000	10,077
	ITC Holdings Corp., 5.30% due 7/1/2043	25,000	23,304
[a]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	37,834
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	53,000	47,188
[a]	Monongahela Power Co., 3.55% due 5/15/2027	40,000	39,571
[a]	NorthWestern Corp., 5.073% due 3/21/2030	30,000	30,734
[a]	NRG Energy, Inc., 2.00% due 12/2/2025	53,000	52,511
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	32,000	32,912
[b]	Pacific Gas & Electric Co., 5.306% (SOFRINDX + 0.95%) due 9/4/2025	25,000	25,000
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	70,000	71,042
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	25,000	25,351
[a]	PSEG Power LLC, 5.20% due 5/15/2030	44,000	45,228
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	25,000	21,978
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	32,000	32,699
	Puget Energy, Inc.,
	4.224% due 3/15/2032	25,000	23,754
	5.725% due 3/15/2035	26,000	26,389
	Southern Co.,
	Series A, 3.70% due 4/30/2030	25,000	24,360
[b]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	40,000	39,851
	Southwestern Public Service Co., 6.00% due 6/1/2054	25,000	25,042
	Tucson Electric Power Co., 5.20% due 9/15/2034	30,000	30,271
	Union Electric Co., 2.95% due 3/15/2030	25,000	23,783
	Virginia Electric & Power Co., 5.05% due 8/15/2034	48,000	48,389
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	25,000	25,813
	Gas Utilities — 0.5%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	73,000	73,044
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	25,000	26,176
			1,261,909
	TOTAL CORPORATE BONDS (Cost $6,431,030)		6,534,910

See notes to financial statements.	Annual Financial Statements | 9

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	OTHER GOVERNMENT — 1.0%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	$100,000	$60,497
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	2,000,000	31,795
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	46,000	26,031
	U.K. Gilts (GBP), 3.25% due 1/31/2033	60,000	75,038
	TOTAL OTHER GOVERNMENT (Cost $183,563)		193,361

	U.S. TREASURY SECURITIES — 27.1%
	U.S. Treasury Inflation-Indexed Notes, 0.125%, 2/15/2051	390,225	207,795
	U.S. Treasury Notes,
	3.00%, 5/15/2045	1,850,000	1,402,531
	3.375%, 5/15/2044	998,000	813,058
	3.75%, 12/31/2030	160,000	160,063
	4.00%, 6/30/2032	20,000	20,106
	4.125%, 8/15/2053	465,000	407,311
	4.25%, 11/15/2034	650,000	654,367
	4.625%, 11/15/2044	1,000,000	970,313
	U.S. Treasury Strip Coupon, 7.60%, 11/15/2041	1,120,000	498,058
	TOTAL U.S. TREASURY SECURITIES (Cost $5,162,345)		5,133,602

	U.S. GOVERNMENT AGENCIES — 0.2%
[b,c]	CoBank ACB, Series I, 6.25% (SOFR + 4.66%), 10/1/2026	45,000	45,139
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $45,253)		45,139

	MORTGAGE BACKED — 24.8%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-B Class A1, 1.698% due 5/25/2059	145,658	136,867
[a,b]	Series 2021-C Class A, 5.115% due 1/25/2061	31,969	32,000
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.881% due 12/25/2066	80,017	74,979
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	30,000	31,706
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-IVR1 Class A3, 3.606% due 11/25/2043	71,304	66,669
[a,b]	Series 2022-ATH1 Class A1A, 2.87% due 1/25/2067	107,242	103,873
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	102,071	103,708
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.093% (2.19% - SOFR30A) due 6/1/2052	101,240	95,023
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4165 Class BE, 1.50% due 2/15/2028	29,655	28,918
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	90,000	91,733
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD2278, 3.00% due 8/1/2052	108,941	94,631
	Pool SD2601, 2.50% due 2/1/2053	177,793	148,263
	Pool SD8194, 2.50% due 2/1/2052	244,047	203,433
	Pool SD8218, 2.00% due 6/1/2052	115,145	91,833
	Pool SD8225, 3.00% due 7/1/2052	565,507	491,093
	Federal National Mtg Assoc.,
	Pool AM5836, 4.05% due 4/1/2032	80,055	78,632
	Pool BL2763, 3.99% due 6/1/2049	90,548	79,760
	Pool BS6056 3.85% due 8/1/2032	43,000	41,311
	Pool BS7738, 4.20% due 3/1/2033	17,000	16,767
	Federal National Mtg Assoc., CMO REMIC,
	Series 2010-155 Class D, 4.00% due 1/25/2031	42,559	42,061
	Series 2017-46 Class LB, 3.50% due 12/25/2052	28,511	28,028
	Series 2019-6 Class GJ, 3.00% due 2/25/2049	42,954	41,919
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB2096, 3.00% due 11/1/2051	251,544	218,015
	Pool FS4713, 2.50% due 5/1/2053	111,710	93,173
	Pool FS8579, 2.00% due 8/1/2042	253,203	218,438
	Pool FS9660, 5.50% due 10/1/2054	182,422	183,902
	Pool FS9716, 2.00% due 8/1/2042	210,603	181,687
	Pool MA5107, 5.50% due 8/1/2053	189,005	190,587
	Pool MA5611, 4.00% due 2/1/2055	257,720	240,492
	Pool MA5671, 4.50% due 4/1/2055	258,978	249,094

10 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[a,b]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	$78,020	$73,181
	Government National Mtg Assoc., Pool MA7706, 3.00% due 11/20/2051	357,402	316,800
	Government National Mtg Assoc., CMBS,
	Series 2021-110 Class AC, 1.75% due 10/16/2062	27,361	20,976
	Series 2021-75 Class AC, 1.60% due 4/16/2062	35,107	26,569
	Government National Mtg Assoc., CMO,
[b]	Series 2016-H01 Class FA, 5.342% (TSFR1M + 1.01%) due 1/20/2066	36,488	36,662
	Series 2020-15 Class DL, 3.00% due 9/20/2049	32,476	31,135
	Series 2021-27 Class ED, 1.00% due 2/20/2051	61,393	47,379
[a,b]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	66,217	66,236
[a,b]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 2.479% due 3/25/2065	38,221	36,743
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-1A Class A1, 4.00% due 2/25/2057	73,199	70,833
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	34,000	31,268
[a,b]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	80,338	77,818
[a,b]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	84,008	85,126
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.628% (TSFR1M + 1.26%) due 5/15/2038	50,000	49,630
[a,b]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2015-1 Class A5, 4.632% due 10/25/2053	36,426	36,251
	TOTAL MORTGAGE BACKED (Cost $4,662,280)		4,705,202

	SHORT-TERM INVESTMENTS — 1.4%
[e]	Thornburg Capital Management Fund	26,766	267,662
	TOTAL SHORT-TERM INVESTMENTS (Cost $267,662)		267,662

	TOTAL INVESTMENTS — 98.3% (Cost $18,504,194)		$18,641,019

	OTHER ASSETS LESS LIABILITIES — 1.7%		329,672

	NET ASSETS — 100.0%		$18,970,691

OUTSTANDING FUTURES CONTRACTS AT AUGUST 31, 2025
CONTRACT DESCRIPTION	CONTRACT AMOUNT	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)

LONG CONTRACTS
U.S. Treasury 10 Year Note Futures	2	12/19/2025	$200,000	$(156)

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,312,879, representing 28.01% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on August 31, 2025.

c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACB	Agricultural Credit Bank	NZD	Dominated in New Zealand Dollar
AUD	Denominated in Australian Dollar	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index
DOP	Denominated in Dominican Peso	TSFR1M	Term SOFR 1 Month
GBP	Denominated in Pound Sterling	UMBS	Uniform Mortgage-Backed Securities
Mtg	Mortgage

See notes to financial statements.	Annual Financial Statements | 11

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2025

COUNTRY EXPOSURE *
(percent of net assets)

United States	93.0%
Canada	1.5%
Australia	0.7%
United Kingdom	0.7%
Bermuda	0.3%
Dominican Republic	0.2%
Israel	0.1%
New Zealand	0.1%
Guatemala	0.1%
Colombia	0.1%
Mexico	0.1%
Other Assets Less Liabilities	3.1%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

12 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 13.5%

	AUTO RECEIVABLES — 5.9%
	ACM Auto Trust,
[a]	Series 2023-2A Class B, 9.85% due 6/20/2030	$140,169	$142,428
[a]	Series 2024-1A Class B, 11.40% due 1/21/2031	68,058	69,267
[a]	American Credit Acceptance Receivables Trust, Series 2023-1 Class C, 5.59% due 4/12/2029	35,413	35,454
	Carvana Auto Receivables Trust,
	Series 2022-P3 Class A3, 4.61% due 11/10/2027	159,508	159,585
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	150,000	150,949
[a]	CPS Auto Receivables Trust, Series 2024-B Class B, 6.04% due 10/16/2028	255,000	256,979
[a]	DT Auto Owner Trust, Series 2023-2A Class C, 5.79% due 2/15/2029	200,000	201,235
	Exeter Automobile Receivables Trust,
	Series 2022-6A Class C, 6.32% due 5/15/2028	134,720	135,280
	Series 2023-2A Class C, 5.75% due 7/17/2028	122,831	123,384
[a]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	423,144	426,043
	Flagship Credit Auto Trust,
[a]	Series 2022-1 Class C, 3.06% due 3/15/2028	150,682	149,724
[a]	Series 2022-2 Class B, 4.76% due 5/17/2027	197,632	197,607
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	92,101	92,386
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	135,150	134,729
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	120,000	120,987
[a]	Series 2022-3A Class D, 6.42% due 6/15/2028	200,000	202,465
[a,b]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.993% (SOFR30A + 2.65%) due 11/15/2027	245,000	245,545
[a]	LAD Auto Receivables Trust, Series 2022-1A Class A, 5.21% due 6/15/2027	52,447	52,456
	Lendbuzz Securitization Trust,
[a]	Series 2023-2A Class A2, 7.09% due 10/16/2028	142,534	144,688
[a]	Series 2024-1A Class A2, 6.19% due 8/15/2029	178,500	180,100
[a]	Lobel Automobile Receivables Trust, Series 2023-1 Class C, 8.31% due 10/16/2028	145,164	145,985
[a]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	245,000	247,002
[a]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	165,166	166,889
	Tricolor Auto Securitization Trust,
[a]	Series 2023-1A Class D, 8.56% due 7/15/2027	225,240	226,808
[a]	Series 2024-2A Class A, 6.36% due 12/15/2027	74,512	74,638
[a]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	157,693	158,398
[a]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	250,000	251,032
			4,492,043

	OTHER ASSET BACKED — 5.8%
[a]	ACHV ABS Trust, Series 2023-4CP Class E, 10.50% due 11/25/2030	150,000	154,283
[a]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	100,000	100,000
[a]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	70,327	70,671
[a]	BHG Securitization Trust, Series 2022-B Class B, 4.84% due 6/18/2035	128,922	128,881
[a]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	200,000	201,992
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	144,839	119,379
	HPEFS Equipment Trust,
[a]	Series 2023-2A Class C, 6.48% due 1/21/2031	140,000	141,000
[a]	Series 2024-1A Class C, 5.33% due 5/20/2031	305,000	306,902
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	264,864	244,478
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	230,455	195,816
	Marlette Funding Trust,
[a]	Series 2021-3A Class D, 2.53% due 12/15/2031	117,601	116,881
[a]	Series 2023-1A Class C, 7.20% due 4/15/2033	259,542	261,016
[a]	Series 2023-2A Class B, 6.54% due 6/15/2033	47,895	47,947
[a]	Series 2023-3A Class C, 7.06% due 9/15/2033	250,000	251,514
[a]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	96,161	96,774
	Mosaic Solar Loan Trust,
[a]	Series 2018-1A Class A, 4.01% due 6/22/2043	211,753	200,534
[a]	Series 2020-2A Class B, 2.21% due 8/20/2046	172,696	142,269
[a]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	84,460	85,906
[a]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	250,000	250,317
[a,b]	Pagaya AI Debt Grantor Trust, Series 2024-10 Class ABC, 5.627% due 6/15/2032	244,271	245,053

See notes to financial statements.	Annual Financial Statements | 13

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	$100,184	$100,584
[a]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	28,417	28,311
[a]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	185,000	183,833
	Upgrade Master Pass-Thru Trust,
[a]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	157,770	158,066
[a]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	250,000	250,160
	Upstart Securitization Trust,
[a]	Series 2022-1 Class B, 4.48% due 3/20/2032	70,148	70,040
[a]	Series 2023-2 Class B, 7.92% due 6/20/2033	286,535	289,301
			4,441,908
	STUDENT LOAN — 1.8%
[a]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	185,784	181,345
	Navient Private Education Refi Loan Trust,
[a]	Series 2019-A Class A2A, 3.42% due 1/15/2043	54,405	54,057
[a]	Series 2019-FA Class A2, 2.60% due 8/15/2068	191,768	185,036
[a]	Series 2019-GA Class A, 2.40% due 10/15/2068	84,555	81,664
[a]	Series 2020-HA Class A, 1.31% due 1/15/2069	35,125	33,070
[a]	Nelnet Student Loan Trust, Series 2021-A Class APT1, 1.36% due 4/20/2062	365,238	343,653
[b]	SLM Student Loan Trust, Series 2012-1 Class A3, 5.413% (SOFR30A + 1.06%) due 9/25/2028	107,839	105,406
	SMB Private Education Loan Trust,
[a,b]	Series 2017-A Class A2B, 5.378% (TSFR1M + 1.01%) due 9/15/2034	6,516	6,515
[a,b]	Series 2017-B Class A2B, 5.228% (TSFR1M + 0.86%) due 10/15/2035	194,852	194,506
[a]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	127,746	120,401
[a]	SoFi Professional Loan Program LLC, Series 2020-C Class AFX, 1.95% due 2/15/2046	100,549	95,024
			1,400,677
	TOTAL ASSET BACKED SECURITIES (Cost $10,300,547)		10,334,628

	CORPORATE BONDS — 44.6%

	AUTOMOBILES & COMPONENTS — 0.9%
	Automobiles — 0.9%
[b]	American Honda Finance Corp., 4.98% (SOFR + 0.62%) due 12/11/2026	144,000	144,099
[a]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	300,000	300,171
[a]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	50,000	49,090
	Hyundai Capital America,
[a]	5.15% due 3/27/2030	150,000	153,211
[a]	5.45% due 6/24/2026	50,000	50,389
			696,960
	BANKS — 0.4%
	Banks — 0.4%
[b,c]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	110,000	106,796
[b]	Santander Holdings USA, Inc., 6.124% (SOFR + 1.23%) due 5/31/2027	76,000	76,868
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	141,000	144,982
			328,646
	CAPITAL GOODS — 2.0%
	Aerospace & Defense — 0.6%
[a]	BWX Technologies, Inc., 4.125% due 6/30/2028	265,000	258,693
[a]	TransDigm, Inc., 6.75% due 8/15/2028	205,000	209,463
	Machinery — 1.0%
[a,d]	ATS Corp., 4.125% due 12/15/2028	165,000	157,791
[a]	Esab Corp., 6.25% due 4/15/2029	220,000	226,224
[b]	John Deere Capital Corp., 4.956% (SOFR + 0.60%) due 6/11/2027	71,000	71,165
[d]	nVent Finance SARL, 2.75% due 11/15/2031	75,000	66,637
	Regal Rexnord Corp., 6.05% due 2/15/2026	213,000	213,912
	Trading Companies & Distributors — 0.4%
	LKQ Corp., 6.25% due 6/15/2033	233,000	246,281
[a]	Windsor Holdings III LLC, 8.50% due 6/15/2030	77,000	81,903
			1,532,069

14 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COMMERCIAL & PROFESSIONAL SERVICES — 2.5%
	Commercial Services & Supplies — 1.9%
[a]	ACCO Brands Corp., 4.25% due 3/15/2029	$75,000	$67,331
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	262,000	259,977
	CoreCivic, Inc., 8.25% due 4/15/2029	240,000	254,030
[a,d]	Element Fleet Management Corp., 6.271% due 6/26/2026	142,000	143,795
	GEO Group, Inc., 8.625% due 4/15/2029	130,000	137,440
[a]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	410,000	417,294
[a]	UL Solutions, Inc., 6.50% due 10/20/2028	65,000	68,842
[a]	VT Topco, Inc., 8.50% due 8/15/2030	88,000	93,889
	Professional Services — 0.6%
[a]	Gartner, Inc., 3.625% due 6/15/2029	200,000	191,048
[a]	Korn Ferry, 4.625% due 12/15/2027	215,000	212,332
	Verisk Analytics, Inc., 5.75% due 4/1/2033	50,000	52,774
			1,898,752
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.1%
	Specialty Retail — 0.1%
	Genuine Parts Co., 4.95% due 8/15/2029	76,000	77,534
			77,534
	CONSUMER DURABLES & APPAREL — 0.8%
	Household Durables — 0.1%
[a]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	55,000	41,851
	Textiles, Apparel & Luxury Goods — 0.7%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	100,000	106,767
[a]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	200,000	236,998
[a]	Under Armour, Inc., 7.25% due 7/15/2030	200,000	199,756
			585,372
	CONSUMER SERVICES — 0.4%
	Diversified Consumer Services — 0.3%
	Service Corp. International, 5.75% due 10/15/2032	215,000	217,350
	Hotels, Restaurants & Leisure — 0.1%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	120,000	115,355
			332,705
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[a]	5.875% due 2/15/2028	136,000	136,019
[a]	6.25% due 3/15/2033	115,000	117,836
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	80,000	84,240
	U.S. Foods, Inc.,
[a]	4.75% due 2/15/2029	105,000	103,463
[a]	5.75% due 4/15/2033	112,000	112,774
			554,332
	ENERGY — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	277,000	281,221
[a]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	118,000	123,528
[d]	Ecopetrol SA, 7.75% due 2/1/2032	170,000	172,955
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	125,000	130,704
[b,c]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	200,000	200,956
[a]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	130,000	132,986
[a]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	50,000	49,221
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	100,000	103,159
	MPLX LP, 4.95% due 9/1/2032	107,000	106,343
	NuStar Logistics LP, 6.00% due 6/1/2026	150,000	150,426
[a,d]	Parkland Corp., 5.875% due 7/15/2027	150,000	150,089
[d]	Petroleos Mexicanos, 5.95% due 1/28/2031	160,000	149,726

See notes to financial statements.	Annual Financial Statements | 15

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a]	Sunoco LP, 7.00% due 5/1/2029	$111,000	$115,400
[a]	Whistler Pipeline LLC, 5.40% due 9/30/2029	259,000	266,402
			2,133,116
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
	Diversified REITs — 1.5%
	American Tower Corp.,
	4.90% due 3/15/2030	109,000	111,193
	5.80% due 11/15/2028	50,000	52,279
[a]	American Tower Trust #1, 3.652% due 3/15/2048	80,000	78,305
	Crown Castle, Inc., 5.00% due 1/11/2028	82,000	83,106
	Extra Space Storage LP, 5.70% due 4/1/2028	186,000	192,153
[a]	Iron Mountain, Inc., 7.00% due 2/15/2029	215,000	221,650
	Realty Income Corp., 4.70% due 12/15/2028	82,000	83,395
[a]	SBA Tower Trust, 1.631% due 5/15/2051	150,000	145,096
	Vornado Realty LP, 2.15% due 6/1/2026	200,000	195,382
			1,162,559
	FINANCIAL SERVICES — 5.5%
	Capital Markets — 1.9%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	149,000	156,438
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	207,000	209,691
[d]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	151,000	156,339
	Hercules Capital, Inc., 3.375% due 1/20/2027	214,000	209,052
[a]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	60,000	62,912
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	227,000	227,005
	Main Street Capital Corp., 6.50% due 6/4/2027	276,000	282,166
	Nasdaq, Inc., 5.55% due 2/15/2034	155,000	161,566
	Consumer Finance — 0.6%
	FirstCash, Inc.,
[a]	5.625% due 1/1/2030	190,000	189,742
[a]	6.875% due 3/1/2032	73,000	75,796
[b,c]	Wells Fargo & Co., Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	150,000	148,563
	Financial Services — 2.4%
[a]	Antares Holdings LP, 6.35% due 10/23/2029	250,000	254,200
[b]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	50,000	50,669
[b,d]	Barclays PLC, 4.476% (SOFR + 1.08%) due 11/11/2029	200,000	200,370
	Citigroup, Inc.,
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	50,000	48,881
[b]	4.643% (SOFR + 1.14%) due 5/7/2028	199,000	200,051
[b]	4.786% (SOFR + 0.87%) due 3/4/2029	60,000	60,775
[b,c]	Series W, 4.00% (5-Yr. CMT + 3.60%) due 12/10/2025	115,000	114,142
[a]	EZCORP, Inc., 7.375% due 4/1/2032	200,000	211,026
	Goldman Sachs Group, Inc.,
[b]	4.937% (SOFR + 1.32%) due 4/23/2028	56,000	56,571
[b]	5.178% (SOFR + 0.82%) due 9/10/2027	50,000	50,084
[b,d]	HSBC Holdings plc, 4.755% (SOFR + 2.11%) due 6/9/2028	210,000	211,543
[b]	JPMorgan Chase & Co., 5.129% (SOFR + 0.77%) due 9/22/2027	71,000	71,180
[d]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	210,000	223,375
[a]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	100,000	99,875
	Mortgage Real Estate Investment Trusts — 0.6%
[a]	Lineage OP LP, 5.25% due 7/15/2030	280,000	282,394
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	182,000	187,922
			4,202,328
	FOOD, BEVERAGE & TOBACCO — 1.6%
	Beverages — 0.3%
[d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	165,000	160,920
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	20,000	19,973
	4.60% due 5/15/2030	70,000	70,030

16 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Food Products — 0.8%
[a]	Darling Ingredients, Inc., 5.25% due 4/15/2027	$214,000	$213,534
	Flowers Foods, Inc., 5.75% due 3/15/2035	223,000	226,887
	Post Holdings, Inc.,
[a]	5.50% due 12/15/2029	105,000	104,756
[a]	6.375% due 3/1/2033	61,000	61,752
	Tobacco — 0.5%
	Altria Group, Inc., 2.45% due 2/4/2032	192,000	167,188
[a,d]	Imperial Brands Finance plc, 6.125% due 7/27/2027	210,000	216,749
			1,241,789
	HEALTH CARE EQUIPMENT & SERVICES — 2.5%
	Health Care Equipment & Supplies — 0.6%
	Hologic, Inc.,
[a]	3.25% due 2/15/2029	121,000	115,604
[a]	4.625% due 2/1/2028	139,000	137,621
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	165,000	169,622
	Health Care Providers & Services — 1.9%
	Centene Corp., 4.625% due 12/15/2029	240,000	231,247
	Charles River Laboratories International, Inc.,
[a]	3.75% due 3/15/2029	147,000	139,437
[a]	4.25% due 5/1/2028	125,000	122,186
[a]	Highmark, Inc., 1.45% due 5/10/2026	50,000	48,838
	IQVIA, Inc.,
[a]	5.00% due 5/15/2027	200,000	199,414
	5.70% due 5/15/2028	210,000	216,697
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	242,000	240,003
	Tenet Healthcare Corp., 6.125% due 6/15/2030	165,000	167,726
	Universal Health Services, Inc., 4.625% due 10/15/2029	101,000	100,681
			1,889,076
	HOUSEHOLD & PERSONAL PRODUCTS — 0.9%
	Household Products — 0.6%
[a]	Energizer Holdings, Inc., 4.75% due 6/15/2028	83,000	81,565
[a]	Prestige Brands, Inc., 3.75% due 4/1/2031	223,000	205,459
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	72,000	66,452
	5.25% due 12/15/2026	95,000	94,883
	Personal Care Products — 0.3%
[a]	Edgewell Personal Care Co., 5.50% due 6/1/2028	235,000	233,982
			682,341
	INSURANCE — 5.4%
	Insurance — 5.4%
	American National Global Funding,
[a]	5.25% due 6/3/2030	178,000	181,309
[a]	5.55% due 1/28/2030	129,000	132,941
	Aon North America, Inc., 5.45% due 3/1/2034	133,000	137,261
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	164,000	152,313
	Brown & Brown, Inc., 5.65% due 6/11/2034	200,000	205,262
	CNO Financial Group, Inc., 6.45% due 6/15/2034	315,000	330,955
[a]	CNO Global Funding, 4.95% due 9/9/2029	50,000	51,117
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	65,000	65,792
[a,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	205,000	209,582
[d]	Enstar Group Ltd., 3.10% due 9/1/2031	278,000	248,429
	Equitable Financial Life Global Funding,
[a]	1.40% due 8/27/2027	50,000	47,341
[a]	5.00% due 3/27/2030	109,000	111,778
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	149,000	156,694
[d]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	278,000	278,828
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	242,000	213,255
	First American Financial Corp., 2.40% due 8/15/2031	244,000	211,365
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	251,000	261,060

See notes to financial statements.	Annual Financial Statements | 17

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[b,c]	MetLife, Inc., Series G, 3.85% (5-Yr. CMT + 3.58%) due 9/15/2025	$173,000	$172,696
[a]	New York Life Global Funding, 4.55% due 1/28/2033	50,000	49,389
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	228,000	240,834
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	51,000	51,077
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	270,000	280,387
	Stewart Information Services Corp., 3.60% due 11/15/2031	312,000	280,719
	Willis North America, Inc., 5.35% due 5/15/2033	65,000	66,864
			4,137,248
	MATERIALS — 2.7%
	Chemicals — 0.3%
[a,d]	NOVA Chemicals Corp., 5.25% due 6/1/2027	165,000	165,454
[a,d]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	65,000	60,061
	Containers & Packaging — 2.2%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	195,000	199,504
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	112,000	115,911
	Ball Corp.,
	4.875% due 3/15/2026	163,000	162,796
	5.50% due 9/15/2033	105,000	106,398
	6.00% due 6/15/2029	79,000	80,951
[a]	Crown Americas LLC, 5.875% due 6/1/2033	200,000	202,300
	Graphic Packaging International LLC,
[a]	1.512% due 4/15/2026	131,000	128,145
[a]	3.50% due 3/1/2029	236,000	223,945
[a]	Matthews International Corp., 8.625% due 10/1/2027	55,000	56,992
	Sealed Air Corp.,
[a]	5.00% due 4/15/2029	136,000	134,994
[a]	6.50% due 7/15/2032	116,000	120,218
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	177,000	173,460
	Metals & Mining — 0.2%
[a]	Novelis Corp., 3.875% due 8/15/2031	160,000	145,200
			2,076,329
	MEDIA & ENTERTAINMENT — 0.7%
	Media — 0.7%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	240,000	221,472
[a]	News Corp., 3.875% due 5/15/2029	157,000	151,477
[a]	Sirius XM Radio LLC, 5.00% due 8/1/2027	191,000	190,209
			563,158
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.4%
	Biotechnology — 0.2%
	Illumina, Inc., 4.65% due 9/9/2026	156,000	156,348
	Pharmaceuticals — 0.2%
	Viatris, Inc., 2.30% due 6/22/2027	110,000	105,616
			261,964
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
	Real Estate Management & Development — 0.2%
[a]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	130,000	131,418
			131,418
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Micron Technology, Inc.,
	5.65% due 11/1/2032	64,000	66,846
	6.75% due 11/1/2029	66,000	71,609
[a]	Qorvo, Inc., 3.375% due 4/1/2031	173,000	157,719
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	109,000	106,719
			402,893

18 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	SOFTWARE & SERVICES — 3.0%
	Information Technology Services — 1.2%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	$233,000	$228,026
	Global Payments, Inc., 5.30% due 8/15/2029	307,000	314,294
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	188,000	193,952
[a]	Science Applications International Corp., 4.875% due 4/1/2028	206,000	204,057
	Internet Software & Services — 0.3%
[a]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	55,000	54,812
	VeriSign, Inc., 5.25% due 6/1/2032	207,000	211,415
	Software — 1.5%
[a,d]	Constellation Software, Inc., 5.158% due 2/16/2029	99,000	101,419
	Fair Isaac Corp.,
[a]	4.00% due 6/15/2028	150,000	146,275
[a]	5.25% due 5/15/2026	68,000	68,018
[a]	MSCI, Inc., 4.00% due 11/15/2029	232,000	226,942
	Open Text Corp.,
[a,d]	3.875% due 2/15/2028	170,000	165,221
[a,d]	6.90% due 12/1/2027	50,000	51,922
	Oracle Corp.,
[b]	5.126% (SOFR + 0.76%) due 8/3/2028	71,000	71,360
	5.25% due 2/3/2032	61,000	62,720
	SS&C Technologies, Inc.,
[a]	5.50% due 9/30/2027	105,000	105,026
[a]	6.50% due 6/1/2032	115,000	119,347
			2,324,806
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.7%
	Electronic Equipment, Instruments & Components — 1.4%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	275,000	273,584
[d]	Flex Ltd., 6.00% due 1/15/2028	185,000	191,491
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	139,000	140,401
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	212,000	218,506
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	213,000	218,717
	Technology Hardware, Storage & Peripherals — 0.3%
	NetApp, Inc., 5.50% due 3/17/2032	262,000	271,241
			1,313,940
	TELECOMMUNICATION SERVICES — 0.4%
	Wireless Telecommunication Services — 0.4%
	T-Mobile USA, Inc., 5.125% due 5/15/2032	268,000	274,440
			274,440
	TRANSPORTATION — 0.4%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.65% due 3/1/2028	50,000	51,720
	Ground Transportation — 0.3%
[b]	BNSF Funding Trust I, 6.613% (SOFR + 2.35%) due 12/15/2055	240,000	240,293
			292,013
	UTILITIES — 6.6%
	Electric Utilities — 5.9%
[a]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	75,000	78,860
	Ameren Corp., 5.375% due 3/15/2035	184,000	187,152
	Arizona Public Service Co., 5.70% due 8/15/2034	262,000	271,516
	Black Hills Corp., 2.50% due 6/15/2030	118,000	108,322
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	20,000	20,218
	5.00% due 6/15/2030	167,000	171,482
[b,c]	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	220,000	216,075
	DTE Energy Co.,
	4.875% due 6/1/2028	50,000	50,872
	5.20% due 4/1/2030	131,000	135,053

See notes to financial statements.	Annual Financial Statements | 19

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a,d]	Electricite de France SA, 5.75% due 1/13/2035	$102,000	$104,866
[b,d]	Emera, Inc., Series 16-A, 6.75% (SOFR + 5.44%) due 6/15/2076	175,000	176,376
	Entergy Arkansas LLC, 5.45% due 6/1/2034	187,000	194,012
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	115,000	116,268
	Eversource Energy, 5.45% due 3/1/2028	76,000	78,127
	Exelon Corp., 5.125% due 3/15/2031	186,000	191,640
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	65,000	67,278
[a]	Monongahela Power Co., 3.55% due 5/15/2027	53,000	52,431
	NextEra Energy Capital Holdings, Inc., 5.749% due 9/1/2025	50,000	50,000
[a]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	208,000	208,907
[a]	NorthWestern Corp., 5.073% due 3/21/2030	186,000	190,553
[a]	Ohio Edison Co., 4.95% due 12/15/2029	107,000	109,247
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	279,000	282,920
[a]	PSEG Power LLC, 5.20% due 5/15/2030	210,000	215,861
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	280,000	283,340
	Public Service Electric & Gas Co., 5.20% due 8/1/2033	73,000	75,380
	Puget Energy, Inc., 4.10% due 6/15/2030	346,000	337,094
	Southern Co.,
	3.25% due 7/1/2026	50,000	49,556
[b]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	153,000	152,431
	Union Electric Co., 2.95% due 3/15/2030	73,000	69,446
	Xcel Energy, Inc., 5.45% due 8/15/2033	269,000	275,373
	Gas Utilities — 0.7%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	71,000	71,043
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	52,000	51,721
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	134,000	138,249
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	179,000	182,505
	Southwest Gas Corp., 5.80% due 12/1/2027	76,000	78,171
			5,042,345
	TOTAL CORPORATE BONDS (Cost $33,848,488)		34,138,133

	CONVERTIBLE BONDS — 0.2%

	FINANCIAL SERVICES — 0.2%
	Financial Services — 0.2%
[a]	Repay Holdings Corp., Zero Coupon due 2/1/2026	150,000	146,421
			146,421
	TOTAL CONVERTIBLE BONDS (Cost $145,946)		146,421

	OTHER GOVERNMENT — 1.0%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	325,000	196,614
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	495,000	85,307
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	5,500,000	87,436
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	129,000	73,002
	U.K. Gilts (GBP), 3.25% due 1/31/2033	262,000	327,666
	TOTAL OTHER GOVERNMENT (Cost $731,544)		770,025

	U.S. TREASURY SECURITIES — 14.7%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 2/15/2051	266,344	141,828
	1.625%, 10/15/2027	718,588	732,539
	1.75%, 1/15/2034	257,064	258,299
	U.S. Treasury Notes,
	1.125%, 8/31/2028	700,000	651,328
	2.50%, 2/15/2045	225,000	156,762
	3.00%, 5/15/2045	2,500,000	1,895,313
	4.00%, 6/30/2032	145,000	145,770
	4.125%, 1/31/2027	200,000	201,000
	4.25%, 11/15/2034	1,716,000	1,727,529
	4.625%, 2/15/2035	3,794,000	3,924,419
	4.75%, 2/15/2045	1,055,000	1,039,340

20 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	U.S. Treasury Strip Coupon,
	6.264%, 11/15/2036	$260,000	$156,357
	6.39%, 5/15/2037	325,000	190,079
	TOTAL U.S. TREASURY SECURITIES (Cost $11,088,692)		11,220,563

	U.S. GOVERNMENT AGENCIES — 0.2%
[b,c]	CoBank ACB, Series I, 6.25% (SOFR + 4.66%), 10/1/2026	105,000	105,324
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $105,591)		105,324

	MORTGAGE BACKED — 23.9%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	555,323	521,807
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-5 Class M1, 2.97% due 5/25/2065	220,000	200,145
[a,b]	Series 2022-1 Class A1, 2.881% due 12/25/2066	160,713	150,593
[a,b]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	20,717	20,250
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 5.757% due 1/25/2063	166,114	165,842
[a,b]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	100,000	102,061
[a]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	260,000	238,869
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	369,000	389,988
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	421,105	419,289
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	275,970	280,396
[a,b]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.385% due 5/25/2065	175,000	176,460
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.093% (2.19% - SOFR30A) due 6/1/2052	83,633	78,497
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	180,000	183,465
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due
	11/25/2063	92,237	76,508
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0014, 6.00% due 6/1/2055	645,271	659,243
	Pool SD2278, 3.00% due 8/1/2052	729,065	633,297
	Pool SD2601, 2.50% due 2/1/2053	537,716	448,406
	Pool SD8218, 2.00% due 6/1/2052	149,262	119,043
	Pool SD8255, 3.50% due 10/1/2052	365,297	330,618
	Federal National Mtg Assoc.,
[b]	Pool BM7605, 1.979% (2.28% - SOFR30A) due 7/1/2052	118,628	111,358
	Pool BS3483, 2.26% due 10/1/2041	160,000	111,073
	Federal National Mtg Assoc., CMO REMIC,
	Series 2012-134 Class MX, 3.50% due 5/25/2042	410,862	405,846
	Series 2020-28 Class V, 3.50% due 2/25/2048	193,667	192,506
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB4555, 4.50% due 9/1/2052	137,724	133,099
	Pool FA1110, 4.50% due 9/1/2054	530,635	512,375
	Pool FS4713, 2.50% due 5/1/2053	747,597	623,543
	Pool FS6122, 3.00% due 9/1/2053	752,816	653,317
	Pool FS9660, 5.50% due 10/1/2054	1,262,539	1,272,779
	Pool FS9716, 2.00% due 8/1/2042	360,365	310,886
	Pool MA4698, 3.00% due 8/1/2052	933,769	810,787
	Pool MA5611, 4.00% due 2/1/2055	141,017	131,590
	Government National Mtg Assoc.,
	Pool MA6283, 3.00% due 11/20/2049	350,032	311,282
	Pool MA7706, 3.00% due 11/20/2051	586,417	519,798
	Pool MA8098, 3.00% due 6/20/2052	866,991	767,926
	Government National Mtg Assoc., CMO,
	Series 2018-83 Class AE, 3.50% due 11/20/2044	397,043	394,725
	Series 2021-27 Class ED, 1.00% due 2/20/2051	226,277	174,625
	Series 2025-139 Class DT, 5.00% due 3/20/2065	260,000	260,359
[a,b]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ2 Class B4, 4.372% due 11/25/2049	91,484	85,467
[a,b]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	387,372	377,993
[a,b]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	105,299	105,345
[a,b]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	85,000	79,306
[a,b]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	139,056	139,096
[a,b]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class A, 6.057% (TSFR1M + 1.69%) due 3/15/2040	69,056	69,063

See notes to financial statements.	Annual Financial Statements | 21

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a,b]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	$288,200	$288,439
[a]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	225,000	214,138
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-INV3 Class A1, 6.00% due 10/25/2057	222,366	221,637
[b]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	143,367	144,079
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-1A Class A1, 4.00% due 2/25/2057	186,584	180,555
[a,b]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	235,916	225,485
[a,b]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	90,251	74,553
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	286,000	263,022
[a,b]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN4 Class A1, 5.487% due 10/25/2051	71,100	71,169
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	154,976	131,978
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	171,669	173,953
[a,b]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	99,795	99,693
[a]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	100,000	102,784
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2D, 2.00% due 7/25/2030	65,000	57,393
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.628% (TSFR1M + 1.26%) due 5/15/2038	80,000	79,408
[a,b]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.952% (TSFR1M + 2.59%) due 4/15/2042	99,298	99,042
[a]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	150,000	133,147
[a,b]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	257,238	256,224
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	149,510	146,728
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	81,472	80,420
[a,b]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	91,713
[a,b]	Series 2020-2 Class A1A, 1.636% due 4/25/2060	204,526	186,669
[a,b]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	94,340	86,198
	UWM Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-INV1 Class A15, 2.50% due 8/25/2051	275,411	221,742
[a,b]	Series 2021-INV5 Class A14, 3.00% due 1/25/2052	166,084	140,155
[a,b]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2022-4 Class A1, 4.474% due 4/25/2067	257,821	257,281
[a,b]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	160,000	156,538
[a,b]	VOLT CII LLC, Whole Loan Securities Trust CMO, Series 2021-NP11 Class A1, 5.868% due 8/25/2051	131,536	131,478
	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2017-C40 Class A2, 2.495% due 10/15/2050	89,649	86,375
[a,b]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B3, 3.784% due 1/20/2046	136,953	131,424
	TOTAL MORTGAGE BACKED (Cost $18,132,877)		18,282,341

	SHORT-TERM INVESTMENTS — 0.7%
[e]	Thornburg Capital Management Fund	56,903	569,032
	TOTAL SHORT-TERM INVESTMENTS (Cost $569,032)		569,032

	TOTAL INVESTMENTS — 98.8% (Cost $74,922,717)		$75,566,467

	OTHER ASSETS LESS LIABILITIES — 1.2%		921,967

	NET ASSETS — 100.0%		$76,488,434

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT AUGUST 31, 2025
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	SSB	Sell	193,200	9/25/2025	226,277	$—	$(1,863)
Net unrealized appreciation (depreciation)							$(1,863)

* Counterparty includes State Street Bank and Trust Company (“SSB”).

22 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2025

OUTSTANDING CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS AT AUGUST 31, 2025
		FIXED				UPFRONT	VALUE AND
		RATE				PREMIUMS	UNREALIZED
REFERENCE		(PAY)/	PAYMENT	EXPIRATION	NOTIONAL	(RECEIVED)/	APPRECIATION/
ENTITY	CLEARINGHOUSE*	RECEIVE	FREQUENCY	DATE	AMOUNT	PAID	(DEPRECIATION)

PROTECTION SOLD CONTRACTS
CDX North America High Yield Index Series 44	ICE	5.00%	Quarterly	6/20/2030	$365,000	$26,814	$3,178

* Clearinghouse includes Intercontinental Exchange (“ICE”).

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $34,306,590, representing 44.85% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on August 31, 2025.

c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	GBP	Denominated in Pound Sterling
ACB	Agricultural Credit Bank	Mtg	Mortgage
AUD	Denominated in Australian Dollar	NZD	Dominated in New Zealand Dollar
BRL	Denominated in Brazilian Real	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	TSFR1M	Term SOFR 1 Month
DOP	Denominated in Dominican Peso	UMBS	Uniform Mortgage-Backed Securities
EUR	Denominated in Euro

COUNTRY EXPOSURE *

(percent of net assets)

United States	91.4%
Canada	2.4%
United Kingdom	1.3%
Bermuda	0.7%
Australia	0.4%
Germany	0.4%
Japan	0.3%
Colombia	0.2%
Guatemala	0.2%
Mexico	0.2%
Israel	0.2%
France	0.1%
Dominican Republic	0.1%
Brazil	0.1%
New Zealand	0.1%
Other Assets Less Liabilities	1.9%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 23

Schedule of Investments

Thornburg International Equity ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 96.1%

	BANKS — 8.5%
	Banks — 8.5%
	BNP Paribas SA	78,338	$7,044,896
	ING Groep NV Series N	237,080	5,649,942
	Mitsubishi UFJ Financial Group, Inc.	398,083	6,124,771
			18,819,609

	CAPITAL GOODS — 18.9%
	Aerospace & Defense — 5.1%
	MTU Aero Engines AG	12,280	5,476,393
	Rheinmetall AG	887	1,754,095
	Safran SA	12,186	4,063,731
	Construction & Engineering — 2.2%
	Ferrovial SE	89,680	4,901,068
	Electrical Equipment — 6.0%
	ABB Ltd.	67,480	4,533,291
	Mitsubishi Electric Corp.	178,494	4,318,139
	Schneider Electric SE	17,620	4,332,114
	Industrial Conglomerates — 4.3%
	Hitachi Ltd.	208,846	5,759,356
	Siemens AG	13,184	3,651,180
	Machinery — 1.3%
	FANUC Corp.	99,325	2,826,357
			41,615,724

	COMMERCIAL & PROFESSIONAL SERVICES — 1.5%
	Professional Services — 1.5%
	Recruit Holdings Co. Ltd.	57,482	3,358,679
			3,358,679

	CONSUMER DURABLES & APPAREL — 5.2%
	Household Durables — 3.4%
	Barratt Redrow plc	554,860	2,696,468
	Sony Group Corp.	175,510	4,880,690
	Textiles, Apparel & Luxury Goods — 1.8%
[a]	Amer Sports, Inc.	38,840	1,527,189
	LVMH Moet Hennessy Louis Vuitton SE	4,095	2,416,250
			11,520,597

	CONSUMER SERVICES — 3.3%
	Hotels, Restaurants & Leisure — 3.3%
	Compass Group plc	77,133	2,617,769
	Galaxy Entertainment Group Ltd. ADR	177,757	4,699,895
			7,317,664

	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
	Consumer Staples Distribution & Retail — 1.8%
	Alimentation Couche-Tard, Inc.	77,317	3,920,053
			3,920,053

	ENERGY — 4.4%
	Oil, Gas & Consumable Fuels — 4.4%
	Shell plc	84,800	3,135,572
	TotalEnergies SE	104,499	6,543,908
			9,679,480

	FINANCIAL SERVICES — 1.6%
	Capital Markets — 1.6%
	Hong Kong Exchanges & Clearing Ltd. ADR	14,261	835,410
	Japan Exchange Group, Inc.	245,958	2,594,013
			3,429,423

24 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity ETF | August 31, 2025

ISSUER-DESCRIPTION	SHARES	VALUE

FOOD, BEVERAGE & TOBACCO — 2.4%
Beverages — 1.1%
Diageo plc Sponsored ADR	21,706	$2,427,382
Food Products — 1.3%
Danone SA	34,780	2,897,736
		5,325,118

HEALTH CARE EQUIPMENT & SERVICES — 2.5%
Health Care Equipment & Supplies — 2.5%
Alcon AG	68,734	5,476,011
		5,476,011

HOUSEHOLD & PERSONAL PRODUCTS — 2.5%
Personal Care Products — 2.5%
L’Oreal SA	11,976	5,577,724
		5,577,724

INSURANCE — 5.4%
Insurance — 5.4%
Generali	121,967	4,762,551
NN Group NV	105,518	7,264,787
		12,027,338

MATERIALS — 7.4%
Chemicals — 3.9%
Air Liquide SA	17,160	3,539,515
Linde plc	10,360	4,955,084
Metals & Mining — 3.5%
Freeport-McMoRan, Inc.	109,900	4,879,560
Glencore plc	730,984	2,885,756
		16,259,915

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.5%
Pharmaceuticals — 6.5%
AstraZeneca plc Sponsored ADR	112,760	9,009,524
Roche Holding AG	16,419	5,348,684
		14,358,208

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Semiconductors & Semiconductor Equipment — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	72,886	2,765,755
		2,765,755

SOFTWARE & SERVICES — 1.5%
Software — 1.5%
SAP SE	12,415	3,367,007
		3,367,007

TECHNOLOGY HARDWARE & EQUIPMENT — 2.6%
Electronic Equipment, Instruments & Components — 1.9%
Keyence Corp.	10,666	4,124,744
Technology Hardware, Storage & Peripherals — 0.7%
FUJIFILM Holdings Corp.	69,606	1,664,476
		5,789,220

TELECOMMUNICATION SERVICES — 5.2%
Diversified Telecommunication Services — 5.2%
Internet Initiative Japan, Inc.	144,635	2,737,057
Orange SA	531,920	8,654,309
		11,391,366

TRANSPORTATION — 4.2%
Air Freight & Logistics — 1.4%
Deutsche Post AG ADR	66,740	3,039,340

See notes to financial statements.	Annual Financial Statements | 25

Schedule of Investments, Continued

Thornburg International Equity ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES	VALUE

	Ground Transportation — 2.8%
	Canadian Pacific Kansas City Ltd.	81,239	$6,189,599
			9,228,939

	UTILITIES — 9.4%
	Electric Utilities — 6.1%
	Endesa SA	72,086	2,197,168
	Enel SpA	608,701	5,617,226
	Iberdrola SA	300,564	5,655,347
	Multi-Utilities — 3.3%
	E.ON SE	403,408	7,198,520
			20,668,261
	TOTAL COMMON STOCK (Cost $193,062,303)		211,896,091

	SHORT-TERM INVESTMENTS — 3.9%
[b]	Thornburg Capital Management Fund	858,410	8,584,100
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,584,100)		8,584,100

	TOTAL INVESTMENTS — 100.0% (Cost $201,646,403)		$220,480,191

	OTHER ASSETS LESS LIABILITIES — 0.0%		77,565

	NET ASSETS — 100.0%		$220,557,756

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR         American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

France	19.2%
Japan	18.1%
United States	15.6%
Germany	11.6%
United Kingdom	7.9%
Netherlands	6.1%
Italy	4.9%
Canada	4.8%
Spain	3.7%
Macao	2.2%
Switzerland	2.1%
Australia	1.4%
Taiwan	1.3%
Finland	0.7%
Hong Kong	0.4%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

26 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg International Growth ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 97.3%

	AUTOMOBILES & COMPONENTS — 4.6%
	Automobiles — 4.6%
	Ferrari NV	491	$234,310
			234,310

	BANKS — 2.6%
	Banks — 2.6%
	BNP Paribas SA	549	49,371
[a]	NU Holdings Ltd. Class A	5,628	83,295
			132,666

	CAPITAL GOODS — 8.2%
	Aerospace & Defense — 2.4%
	MTU Aero Engines AG ADR	237	52,861
	Thales SA ADR	1,321	69,326
	Electrical Equipment — 2.1%
	Schneider Electric SE	436	107,196
	Trading Companies & Distributors — 3.7%
	AerCap Holdings NV	435	53,723
	Diploma plc	1,888	137,742
			420,848

	COMMERCIAL & PROFESSIONAL SERVICES — 2.1%
	Professional Services — 2.1%
	Wolters Kluwer NV	860	108,313
			108,313

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 5.2%
	Broadline Retail — 5.2%
[a]	MercadoLibre, Inc.	107	264,601
			264,601

	CONSUMER DURABLES & APPAREL — 1.5%
	Textiles, Apparel & Luxury Goods — 1.5%
	Brunello Cucinelli SpA	682	78,886
			78,886

	CONSUMER SERVICES — 1.9%
	Hotels, Restaurants & Leisure — 1.9%
[a]	Flutter Entertainment plc	322	98,909
			98,909

	FINANCIAL SERVICES — 9.3%
	Capital Markets — 5.9%
	Deutsche Boerse AG	448	131,935
[a,b]	Fairfax India Holdings Corp.	3,211	59,371
	Hong Kong Exchanges & Clearing Ltd. ADR	1,065	62,388
	Marex Group plc	1,377	48,691
	Financial Services — 3.4%
	Mastercard, Inc. Class A	292	173,825
			476,210

	HEALTH CARE EQUIPMENT & SERVICES — 6.1%
	Health Care Equipment & Supplies — 6.1%
	Alcon AG	1,314	104,686
	Hoya Corp.	1,582	207,414
			312,100

See notes to financial statements.	Annual Financial Statements | 27

Schedule of Investments, Continued

Thornburg International Growth ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES	VALUE

	HOUSEHOLD & PERSONAL PRODUCTS — 4.4%
	Personal Care Products — 4.4%
	Beiersdorf AG	1,101	$126,604
	L’Oreal SA	216	100,600
			227,204

	MATERIALS — 3.7%
	Chemicals — 3.7%
	Air Liquide SA	920	189,764
			189,764

	MEDIA & ENTERTAINMENT — 13.2%
	Entertainment — 4.9%
[a]	Sea Ltd. ADR	1,348	251,456
	Interactive Media & Services — 3.2%
	Hemnet Group AB	6,267	162,864
	Media — 5.1%
	Vend Marketplaces ASA Class A	6,725	260,635
			674,955

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 13.2%
	Biotechnology — 1.5%
[a,b]	BioArctic AB Class B	609	19,468
	CSL Ltd.	416	57,964
	Life Sciences Tools & Services — 4.4%
[a]	ICON plc ADR	335	59,610
	Lonza Group AG	235	166,754
	Pharmaceuticals — 7.3%
	AstraZeneca plc Sponsored ADR	2,656	212,214
	Novo Nordisk AS Class B	2,822	158,773
			674,783

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.9%
	Semiconductors & Semiconductor Equipment — 8.9%
	ASM International NV	152	73,070
	ASML Holding NV	163	121,458
	BE Semiconductor Industries NV	616	82,990
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,746	180,093
			457,611

	SOFTWARE & SERVICES — 7.9%
	Information Technology Services — 4.5%
[a]	Globant SA	410	27,576
	Nomura Research Institute Ltd.	5,132	202,589
	Software — 3.4%
[a]	Cadence Design Systems, Inc.	156	54,667
[a]	Money Forward, Inc.	1,717	75,638
	WiseTech Global Ltd.	675	44,970
			405,440

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.8%
	Communications Equipment — 1.8%
[a]	Arista Networks, Inc.	655	89,440
			89,440

	TRANSPORTATION — 1.0%
	Ground Transportation — 1.0%
	Canadian Pacific Kansas City Ltd.	650	49,524
			49,524

28 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Growth ETF | August 31, 2025

	ISSUER-DESCRIPTION	SHARES	VALUE

	UTILITIES — 1.7%
	Multi-Utilities — 1.7%
	E.ON SE	4,913	$87,669
			87,669
	TOTAL COMMON STOCK (Cost $4,691,269)		4,983,233

	SHORT-TERM INVESTMENTS — 2.7%
[c]	Thornburg Capital Management Fund	14,025	140,253
	TOTAL SHORT-TERM INVESTMENTS (Cost $140,253)		140,253

	TOTAL INVESTMENTS — 100.0% (Cost $4,831,522)		$5,123,486

	OTHER ASSETS LESS LIABILITIES — 0.0%		8

	NET ASSETS — 100.0%		$5,123,494

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $78,839, representing 1.54% of the Fund’s net assets.

c	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR                American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	13.5%
United Kingdom	10.0%
Japan	9.7%
France	8.2%
Germany	8.0%
Netherlands	7.7%
Brazil	7.0%
Italy	6.3%
Norway	5.2%
Singapore	5.0%
Sweden	3.7%
Taiwan	3.6%
Switzerland	3.4%
Denmark	3.2%
Hong Kong	1.3%
India	1.2%
Ireland	1.1%
Canada	1.0%
Australia	0.9%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 29

Statements of Assets and Liabilities

August 31, 2025

	THORNBURG CORE PLUS BOND ETF	THORNBURG MULTI SECTOR BOND ETF	THORNBURG INTERNATIONAL EQUITY ETF	THORNBURG INTERNATIONAL GROWTH ETF
ASSETS
Investments at cost
Non-affiliated issuers	$18,236,532	$74,353,685	$193,062,303	$4,691,269
Non-controlled affiliated issuers	267,662	569,032	8,584,100	140,253

Investments at value
Non-affiliated issuers	18,373,357	74,997,435	211,896,091	4,983,233
Non-controlled affiliated issuers	267,662	569,032	8,584,100	140,253
Foreign currency at value (a)	1	5	883	71
Deposits at broker	8,250	28,538	-	-
Receivable for investments sold	155,000	145,000	-	-
Receivable for variation margin on futures contracts	3,708	-	-	-
Receivable for variation margin on centrally cleared swap agreements	-	6,494	-	-
Receivable for fund shares sold	-	2,549,622	-	-
Dividends receivable	839	6,496	158,096	3,187
Tax reclaims receivable	-	-	67,538	549
Principal and interest receivable	169,960	644,592	-	-

Total Assets	18,978,777	78,947,214	220,706,708	5,127,293

LIABILITIES
Unrealized depreciation on forward currency contracts	-	1,863	-	-
Payable for investments purchased	839	2,423,989	33,852	631
Payable to investment advisor and other affiliates	7,247	32,928	115,100	3,028
Accounts payable and accrued expenses	-	-	-	140

Total Liabilities	8,086	2,458,780	148,952	3,799

NET ASSETS	$18,970,691	$76,488,434	$220,557,756	$5,123,494

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$18,868,628	$75,742,654	$200,063,620	$5,043,273
Distributable earnings	102,063	745,780	20,494,136	80,221

NET ASSETS	$18,970,691	$76,488,434	$220,557,756	$5,123,494

NET ASSET VALUE
Net assets applicable to shares outstanding	$18,970,691	$76,488,434	$220,557,756	$5,123,494
Shares outstanding	750,000	3,000,000	7,360,000	200,000
Net asset value and redemption price per share	25.29	25.50	29.97	25.62

(a)	Cost of foreign currency is $1; $5; $884; $71 respectively.

See notes to financial statements.

30 | Annual Financial Statements

Statements of Operations
Period Ended August 31, 2025

	THORNBURG CORE PLUS BOND ETF(a)	THORNBURG MULTI SECTOR BOND ETF(a)	THORNBURG INTERNATIONAL EQUITY ETF(b)	THORNBURG INTERNATIONAL GROWTH ETF(c)
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$-	$-	$2,697,905	$48,214
Non-controlled affiliated issuers	12,031	30,428	157,260	4,725
Dividend taxes withheld	-	-	(336,268)	(7,903)
Interest income	480,464	1,318,092	831	66

Total Income	492,495	1,348,520	2,519,728	45,102

EXPENSES
Investment management fees	41,330	131,111	528,635	20,283
Legal fees	227	571	1,959	72

Total Expenses	41,557	131,682	530,594	20,355

Net Investment Income (Loss)	$450,938	$1,216,838	$1,989,134	$24,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	(67,819)	(17,407)	(316,210)	(236,782)
In-kind redemptions	-	-	960,413	-
Futures contracts	608	-	-	-
Swap agreements	-	(3,099)	-	-
Foreign currency transactions	95	162	(17,219)	242

Net realized gain (loss)	(67,116)	(20,344)	626,984	(236,540)

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments	136,825	643,750	18,833,788	291,964
Forward currency contracts	-	(1,863)	-	-
Futures contracts	(156)	-	-	-
Swap agreements	-	3,178	-	-
Foreign currency translations	(72)	(172)	4,643	50

Change in net unrealized appreciation (depreciation)	136,597	644,893	18,838,431	292,014

Net Realized and Unrealized Gain (Loss)	69,481	624,549	19,465,415	55,474

Change in Net Assets Resulting from Operations	$520,419	$1,841,387	$21,454,549	$80,221

(a)	The Fund commenced operations on February 4, 2025.

(b)	The Fund commenced operations on January 21, 2025.

(c)	The Fund commenced operations on January 22, 2025.

See notes to financial statements.

Annual Financial Statements | 31

Statements of Changes in Net Assets

	THORNBURG CORE PLUS BOND ETF PERIOD ENDED AUGUST 31, 2025(a)	THORNBURG MULTI SECTOR BOND ETF PERIOD ENDED AUGUST 31, 2025(a)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$450,938	$1,216,838
Net realized gain (loss)	(67,116)	(20,344)
Net change in unrealized appreciation (depreciation)	136,597	644,893

Net Increase (Decrease) in Net Assets Resulting from Operations	520,419	1,841,387

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	(418,356)	(1,095,607)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	18,868,628	76,042,654
Cost of shares redeemed	-	(300,000)

Net Increase (Decrease) in Net Assets	18,970,691	76,488,434

NET ASSETS
Beginning of Period	-	-

End of Period	$18,970,691	$76,488,434

(a)	The Fund commenced operations on February 4, 2025.

See notes to financial statements.

32 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INTERNATIONAL EQUITY ETF PERIOD ENDED AUGUST 31, 2025(a)	THORNBURG INTERNATIONAL GROWTH ETF PERIOD ENDED AUGUST 31, 2025(b)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,989,134	$24,747
Net realized gain (loss)	626,984	(236,540)
Net change in unrealized appreciation (depreciation)	18,838,431	292,014

Net Increase (Decrease) in Net Assets Resulting from Operations	21,454,549	80,221

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	-	-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	201,779,811	5,043,273
Cost of shares redeemed	(2,676,604)	-

Net Increase (Decrease) in Net Assets	220,557,756	5,123,494

NET ASSETS
Beginning of Period	-	-

End of Period	$220,557,756	$5,123,494

(a)	The Fund commenced operations on January 21, 2025.

(b)	The Fund commenced operations on January 22, 2025.

See notes to financial statements.

Annual Financial Statements | 33

Notes to Financial Statements

August 31, 2025

NOTE 1 – ORGANIZATION

Thornburg Core Plus Bond ETF (“Core Plus Bond ETF”), Thornburg Multi Sector Bond ETF (“Multi Sector Bond ETF”), Thornburg International Equity ETF (“International Equity ETF”), and Thornburg International Growth ETF (“International Growth ETF”), collectively the “Funds”, are series of Thornburg ETF Trust (the “Trust”). The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. Each Fund is non-diversified within the meaning of the 1940 Act. The shares of each Fund are bought and sold through exchange trading at market prices (not net asset value (“NAV”)), and are not individually redeemable with the Funds. Shares may trade at a premium or discount to their NAV in the secondary market. Core Plus Bond ETF and Multi Sector Bond ETF commenced operations on February 4, 2025, International Equity ETF commenced operations on January 21, 2025 and International Growth ETF commenced operations on January 22, 2025. Each Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Core Plus Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, emerging markets risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Multi Sector Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity ETF: The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, equity risk, derivatives risk, risks of investing in depositary receipts, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth ETF: The Fund’s investment objective is to seek long-term capital growth. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, growth company risk, equity risk, derivatives risk, risks of investing in depositary receipts, small and mid-cap company risk, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each

34 | Annual Financial Statements

Notes to Financial Statements, Continued

August 31, 2025

Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income and any realized and unrealized gains and losses are allocated daily to each outstanding share at the beginning of the day (after adjusting for the current capital shares activity). Expenses common to each Fund and each series of Thornburg Investment Trust are allocated daily among the Funds and series of Thornburg Investment Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends of a Fund, if any, are generally declared and paid at least monthly for Core Plus Bond ETF and Multi Sector Bond ETF and at least annually for International Equity ETF and International Growth ETF. Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the period ended August 31, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Annual Financial Statements | 35

Notes to Financial Statements, Continued

August 31, 2025

financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at August 31, 2025, if any, are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious

36 | Annual Financial Statements

Notes to Financial Statements, Continued

August 31, 2025

question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.

Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

Futures contracts are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange.

Credit default swap agreements cleared on a clearinghouse or on an exchange which the swap is traded may be valued using the closing price provided by the clearinghouse or exchange on which the swap is traded.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Annual Financial Statements | 37

Notes to Financial Statements, Continued

August 31, 2025

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Funds’ investments as of August 31, 2025:

CORE PLUS BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$1,761,143	$—	$1,761,143	$—
Corporate Bonds	6,534,910	—	6,534,910	—
Other Government	193,361	—	193,361	—
U.S. Treasury Securities	5,133,602	5,133,602	—	—
U.S. Government Agencies	45,139	—	45,139	—
Mortgage Backed	4,705,202	—	4,705,202	—
Short-Term Investments	267,662	267,662	—	—
Total Investments in Securities	$18,641,019	$5,401,264	$13,239,755	$—
Total Assets	$18,641,019	$5,401,264	$13,239,755	$—

Liabilities
Other Financial Instruments
Futures contracts	$(156)	$—	$(156)	$—
Total Other Financial Instruments	$(156)	$—	$(156)	$—
Total Liabilities	$(156)	$—	$(156)	$—

MULTI SECTOR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$10,334,628	$—	$10,334,628	$—
Corporate Bonds	34,138,133	—	34,138,133	—
Convertible Bonds	146,421	—	146,421	—
Other Government	770,025	—	770,025	—
U.S. Treasury Securities	11,220,563	11,220,563	—	—
U.S. Government Agencies	105,324	—	105,324	—
Mortgage Backed	18,282,341	—	18,282,341	—
Short-Term Investments	569,032	569,032	—	—
Total Investments in Securities	$75,566,467	$11,789,595	$63,776,872	$—

Other Financial Instruments Centrally cleared credit default swap agreements	$3,178	$—	$3,178	$—
Total Assets	$75,569,645	$11,789,595	$63,780,050	$—

Liabilities
Other Financial Instruments Forward Currency Contracts	$(1,863)	$—	$(1,863)	$—
Total Other Financial Instruments	$(1,863)	$—	$(1,863)	$—
Total Liabilities	$(1,863)	$—	$(1,863)	$—

INTERNATIONAL EQUITY ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$211,896,091	$211,896,091	$—	$—
Short-Term Investments	8,584,100	8,584,100	—	—
Total Investments in Securities	$220,480,191	$220,480,191	$—	$—
Total Assets	$220,480,191	$220,480,191	$—	$—

38 | Annual Financial Statements

Notes to Financial Statements, Continued

August 31, 2025

INTERNATIONAL GROWTH ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$4,983,233	$4,983,233	$—	$—
Short-Term Investments	140,253	140,253	—	—
Total Investments in Securities	$5,123,486	$5,123,486	$—	$—
Total Assets	$5,123,486	$5,123,486	$—	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor is paid a management fee for advisory services and for administrative and other services. Each Fund pays for these services under a bundled fee structure (the “Unified Management Fee”). Each Fund pays the Advisor a Unified Management Fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

MANAGEMENT FEE
Core Plus Bond ETF	0.45%
Multi Sector Bond ETF	0.55
International Equity ETF	0.65
International Growth ETF	0.70

Total management fees incurred by the Funds for the period ended August 31, 2025 are set forth in the Statement of Operations.

As of August 31, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Core Plus Bond ETF	—%
Multi Sector Bond ETF	—
International Equity ETF	0.14
International Growth ETF	—

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the period ended August 31, 2025, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

CORE PLUS BOND ETF	OPENING MARKET VALUE*	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 8/31/25	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$—	$8,189,708	$(7,922,046)	$—	$—	$267,662	$12,031

* The Fund commenced operations on February 4, 2025.

MULTI SECTOR BOND ETF
Thornburg Capital Mgmt. Fund	$—	$29,273,740	$(28,704,708)	$—	$—	$569,032	$30,428

* The Fund commenced operations on February 4, 2025.

INTERNATIONAL EQUITY ETF
Thornburg Capital Mgmt. Fund	$—	$67,811,568	$(59,227,468)	$—	$—	$8,584,100	$157,260

* The Fund commenced operations on January 21, 2025.

INTERNATIONAL GROWTH ETF

Thornburg Capital Mgmt. Fund	$—	$2,261,494	$(2,121,241)	$—	$—	$140,253	$4,725

* The Fund commenced operations on January 22, 2025.

Annual Financial Statements | 39

Notes to Financial Statements, Continued
August 31, 2025

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended August 31, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At August 31, 2025, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond ETF	$18,502,476	$221,509	$(82,966)	$138,543
Multi Sector Bond ETF	74,902,758	752,257	(90,934)	661,323
International Equity ETF	201,647,178	21,315,114	(2,482,101)	18,833,013
International Growth ETF	4,834,578	589,665	(300,757)	288,908

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to tax deferral of losses on wash sales, premium amortization accruals, mark-to-market of forward currency contracts, mark-to-market of future contracts and accrued income on swaps.

At August 31, 2025, the Funds had cumulative tax basis capital losses as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Core Plus Bond ETF	$68,337	$—
Multi Sector Bond ETF	25,600	1,118
International Equity ETF	315,435	—
International Growth ETF	233,726	—

At August 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	DISTRIBUTABLE EARNINGS	NET CAPITAL PAID
International Equity ETF	$(960,413)	$960,413

These differences are primarily due to the tax treatment of non-recognition of in-kind redemptions.

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements. The amendments under this ASU are required to be applied prospectively and are effective for annual periods beginning after December 15, 2024. Early adoption of ASU 2023-09 was permitted.

The value of the foreign withholding taxes paid at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of income taxes paid for the period ended August 31, 2025 is not presented. Management expects the significance of the foreign withholding taxes paid in relation to net assets to change in future annual periods.

40 | Annual Financial Statements

Notes to Financial Statements, Continued
August 31, 2025

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations, if any.

At August 31, 2025, the Funds had undistributed tax basis ordinary investment income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED TAX BASIS ORDINARY INVESTMENT INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Core Plus Bond ETF	$32,085	$—
Multi Sector Bond ETF	111,347	—
International Equity ETF	1,971,915	—
International Growth ETF	24,989	—

The tax character of distributions paid for the Funds during the period ended August 31, 2025 were as follows:

DISTRIBUTIONS FROM: ORDINARY INCOME 2025
Core Plus Bond ETF	$418,356
Multi Sector Bond ETF	1,095,607

NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS

The Funds are exchange-traded funds or “ETFs.” Shares of each Fund may be acquired or redeemed directly from the Fund only in large blocks of shares called “Creation Units” or multiples thereof. A Creation Unit for each of Core Plus Bond ETF, Multi Sector Bond ETF, and International Growth ETF consists of 50,000 shares. As of August 20, 2025, a Creation Unit for International Equity ETF consists of 20,000 shares. The Trust may increase or decrease the number of a Fund’s shares that constitute a Creation Unit, including on a per transaction basis if doing so is deemed to be in the best interests of the applicable Fund and its shareholders. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant, in either case, who has executed an agreement with ALPS Distributors, Inc., the Trust’s principal underwriter, and accepted by State Street Bank and Trust Company, the Trust’s transfer agent, with respect to creations and redemptions of Creation Units. Once created, shares of each Fund generally trade in the secondary market in amounts less than a Creation Unit.

Most investors will buy and sell shares of each Fund in secondary market transactions through broker-dealers. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares of each Fund trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares. Each Fund determines its NAV once daily at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern time. Each Fund determines its NAV by dividing the total Fund assets, less all liabilities, by the total number of outstanding shares. The price at which an Authorized Participant purchases shares of a Fund is based on the next calculation of the NAV after the Fund receives a purchase request in good order.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.

NOTE 7 – INVESTMENT TRANSACTIONS

For the period ended August 31, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and in-kind transactions).

Annual Financial Statements | 41

Notes to Financial Statements, Continued
August 31, 2025

	PURCHASES	SALES
Core Plus Bond ETF	$22,212,696	$3,462,166
Multi Sector Bond ETF	87,386,603	10,402,303
International Equity ETF	88,843,865	15,653,978
International Growth ETF	3,663,179	1,163,326

For the period ended August 31, 2025, the Funds had in-kind transactions associated with Creation Unit purchases and redemptions as listed in the table below.

	PURCHASES	SALES
International Equity ETF	$121,723,218	$2,497,666
International Growth ETF	2,428,197	—

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting their investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. During the period ended August 31, 2025, the Funds’ principal exposure to derivative financial instruments of the type addressed by ASC 815 were investments in forward currency contracts, futures contracts, and credit default swap agreements.

Forward Currency Contracts: During the period ended August 31, 2025, Multi Sector Bond ETF entered into forward currency contracts in the normal course of pursuing its investment objectives, with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average values of open forward currency sell contracts for the period ended August 31, 2025 for Multi Sector Bond ETF was $32,059.

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

These outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”) were entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party generally has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities in the Fund’s Statement of Assets and Liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the disclosure in the Fund’s Statement of Assets and Liabilities. Instead, the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in the Fund’s Statement of Assets and Liabilities.

Futures Contracts: During the period ended August 31, 2025, Core Plus Bond ETF entered into futures contracts in the normal course of pursuing its investment objectives. A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument.

Upon entering into a futures contract, a Fund is required to pledge collateral to the broker using cash or securities equal to the minimum initial margin requirements of the exchange and the broker. Cash deposits for initial margin are shown as Deposits at broker on the Fund’s Statement of Assets and Liabilities. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. These daily cash settlements are referred to as variation margin and are recognized on the

42 | Annual Financial Statements

Notes to Financial Statements, Continued
August 31, 2025

Fund’s Statement of Assets and Liabilities as a receivable or payable on variation margin on futures contracts. Futures contracts may involve a risk of loss in excess of the variation margin shown on the Fund’s Statement of Assets and Liabilities. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the Fund’s Statement of Operations. The maximum potential loss on a long futures contract is generally the U.S. dollar value of the notional amount at the time the contract is opened.

The monthly average values of futures contracts for the period ended August 31, 2025 for Core Plus Bond ETF was $32,143.

Credit Default Swap Agreements: During the period ended August 31, 2025, Multi Sector Bond ETF entered into credit default swap agreements in the normal course of pursuing its investment objectives. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).

Credit default swaps are agreements between counterparties to buy or sell protection on a debt security against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts like a guarantor of the credit worthiness of the debt security.

Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the debt security or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the debt security. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the debt security or receive a net settlement.

The monthly average notional value of centrally cleared credit default swap agreements for the period ended as of August 31, 2025 for Multi Sector Bond ETF was $52,143.

Because exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements, the Funds do not net their respective outstanding derivative contracts for the purpose of disclosure in the Statement of Assets and Liabilities. Instead, the Funds recognize the unrealized appreciation (depreciation) on those derivative contracts on a gross basis in each Fund’s Statement of Assets and Liabilities. The fair value of the Funds’ derivative contracts recognized in the Funds’ Statement of Assets and Liabilities at August 31, 2025 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	COUNTER PARTY(b)	ASSET DERIVATIVES	LIABILITY DERIVATIVES	NET AMOUNT
Core Plus Bond ETF	Futures contracts	Derivatives risk	GS	$—	$(156)	$(156)

Multi Sector Bond ETF	Forward currency contracts	Foreign currency risk	SSB	—	(1,863)	(1,863)
	Centrally cleared credit default swap agreements	Derivatives risk	GS	3,178	—	3,178
				$3,178	$(1,863)	$1,315

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives. The Statement of Assets and Liabilities location for futures contracts is Assets - Receivable for variation margin on futures contracts for asset derivatives and Liabilities - Payable for variation margin on futures contracts for liabilities derivatives. The Statement of Assets and Liabilities location for centrally cleared credit default swap agreements is Assets - Receivable for variation margin on centrally cleared credit default swap agreements for asset derivatives and Liabilities - Payable for variation margin on centrally cleared credit default swap agreements for liabilities derivatives.

(b)	Counterparties include State Street Bank and Trust Company (“SSB”) and Goldman Sachs (“GS”).

Because the Fund did not receive or post cash collateral in connection with its forward currency contracts during the period, the net amount of the Fund’s assets and liabilities which is attributable to the contracts at August 31, 2025 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the result of which is reflected in the “Net Amount” column. The Fund’s forward currency contracts are valued each day, and the net amount of the Fund’s assets and liabilities which are attributable to the contracts are expected to vary over time.

The net realized gain (loss) from forward currency contracts, futures contracts, and credit default swap agreements and net change in unrealized appreciation (depreciation) on outstanding forward currency contracts, futures contracts, and centrally cleared credit default swap agreements recognized in each Fund’s Statement of Operations for the period ended August 31, 2025 are disclosed in the following table:

Annual Financial Statements | 43

Notes to Financial Statements, Continued
August 31, 2025

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond ETF	Futures contracts	Derivatives risk	$608	$(156)
Multi Sector Bond ETF	Forward currency contracts	Foreign currency risk	—	(1,863)
Multi Sector Bond ETF	Centrally cleared credit default swap agreements	Derivatives risk	(3,099)	3,178

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts. The Statement of Operations location for futures contracts is Net realized gain (loss) on: futures contracts and Net change in unrealized appreciation (depreciation) on: futures contracts. The Statement of Operations location for swap agreements is Net realized gain (loss) on: swap agreements and Net change in unrealized appreciation (depreciation) on: swap agreements.

44 | Annual Financial Statements

Financial Highlights
Core Plus Bond ETF

2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(b)
Net Asset Value, Beginning of Period	25.00
Net Investment Income (Loss)+	0.70
Net Realized & Unrealized Gain (Loss) on Investments	0.24
Total from Investment Operations	0.94
Dividends from Net Investment Income	(0.65)
Dividends from Net Realized Gains	0.00
Total Dividends	(0.65)
Net Asset Value, End of Period	25.29
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	3.79%
Total Return, Market Value(c)	3.96%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	4.91%(d)
Expenses, After Expense Reductions Ratio	0.45%(d)
Expenses, Before Expense Reductions Ratio	0.45%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)	22.11%
Net Assets at End of Period (Thousands)	18,971

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on February 4, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

See notes to financial statements.

Annual Financial Statements | 45

Financial Highlights
Multi Sector Bond ETF

2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(b)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)+	$0.73
Net Realized & Unrealized Gain (Loss) on Investments	0.39
Total from Investment Operations	1.12
Dividends from Net Investment Income	$(0.62)
Dividends from Net Realized Gains	$0.00
Total Dividends	$(0.62)
Net Asset Value, End of Period	$25.50
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	4.52%
Total Return, Market Value(c)	4.72%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	5.10%(d)
Expenses, After Expense Reductions Ratio	0.55%(d)
Expenses, Before Expense Reductions Ratio	0.55%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)	22.80%
Net Assets at End of Period (Thousands)	$76,488

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on February 4, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

See notes to financial statements.

46 | Annual Financial Statements

Financial Highlights

International Equity ETF

2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(b)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)+	$0.42
Net Realized & Unrealized Gain (Loss) on Investments	4.55
Total from Investment Operations	4.97
Dividends from Net Investment Income	$0.00
Dividends from Net Realized Gains	$0.00
Total Dividends	$0.00
Net Asset Value, End of Period	$29.97
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	19.88%
Total Return, Market Value(c)	19.92%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	2.45%(d)
Expenses, After Expense Reductions Ratio	0.65%(d)
Expenses, Before Expense Reductions Ratio	0.65%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)(e)	11.62%
Net Assets at End of Period (Thousands)	$220,558

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on January 21, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See notes to financial statements.

Annual Financial Statements | 47

Financial Highlights
International Growth ETF

2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(b)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)+	$0.13
Net Realized & Unrealized Gain (Loss) on Investments	0.49
Total from Investment Operations	0.62
Dividends from Net Investment Income	$0.00
Dividends from Net Realized Gains	$0.00
Total Dividends	$0.00
Net Asset Value, End of Period	$25.62
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	2.48%
Total Return, Market Value(c)	2.48%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	0.85%(d)
Expenses, After Expense Reductions Ratio	0.70%(d)
Expenses, Before Expense Reductions Ratio	0.70%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)(e)	24.84%
Net Assets at End of Period (Thousands)	$5,123

+	Based on weighted average shares outstanding.

(a)	The Fund commenced operations on January 22, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See notes to financial statements.

48 | Annual Financial Statements

Report of Independent Registered Public Accounting Firm

Thornburg ETF Trust

To the Board of Trustees of Thornburg ETF Trust and Shareholders of Thornburg Core Plus Bond ETF, Thornburg Multi Sector Bond ETF, Thornburg International Equity ETF, and Thornburg International Growth ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thornburg ETF Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Thornburg Core Plus Bond ETF (1)
Thornburg Multi Sector Bond ETF (1)
Thornburg International Equity ETF (2)
Thornburg International Growth ETF (3)

(1) Statement of operations and statement of changes in net assets for the period February 4, 2025 (commencement of operations) through August 31, 2025.

(2) Statement of operations and statement of changes in net assets for the period January 21, 2025 (commencement of operations) through August 31, 2025.

(3) Statement of operations and statement of changes in net assets for the period January 22, 2025 (commencement of operations) through August 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York

October 22, 2025

We have served as the auditor of one or more investment companies in the Thornburg Fund Complex since 1999.

Annual Financial Statements | 49

Tax Information

August 31, 2025

For the tax year ended August 31, 2025, taxable ordinary income dividends paid by the Funds for federal income tax purposes are as follows:

TAXABLE ORDINARY
Core Plus Bond ETF	$418,356
Multi Sector Bond ETF	1,095,607

For the tax year ended August 31, 2025, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED DIVIDEND INCOME	DIVIDENDS RECEIVED DEDUCTION
International Equity ETF	100.00%	0.93%
International Growth ETF	100.00	1.35

For the year ended August 31, 2025, foreign source income and foreign tax credit to be passed through to shareholders are as follows:

	FOREIGN SOURCE INCOME	FOREIGN TAX CREDIT
International Equity ETF	$2,676,530	$336,268
International Growth ETF	47,770	7,903

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2025. Complete information will be reported in conjunction with your 2025 Form 1099.

50 | Annual Financial Statements

Other Information

August 31, 2025 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period covered by this report, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Annual Financial Statements | 51

To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.	TH6455

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Code of Business Conduct and Ethics.

(a)(2)	Not applicable.

(a) (3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg ETF Trust, in respect of the following Thornburg Funds: Core Plus Bond ETF, Multi Sector Bond ETF, International Equity ETF, and International Growth ETF.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	October 24, 2025

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	October 24, 2025